MESSAGE FROM THE CHAIRMAN

DEAR FELLOW SHAREHOLDERS:
                   What a great year the last six months have been!
                   From December 31, 1996, through June 30, 1997, the average general equity mutual fund
                                    [PHOTO]
                 gained 12.99 percent.* That's a figure investors used to consider a good ANNUAL RETURN. In fact, it IS higher than the
                          12.08 percent average annual gain of general

                                 ROGER ENGEMANN
                 equity funds over the last 35 years.*
  Clearly we are experiencing a bull market for equities that has been both powerful and persistent. All our funds have participated in the extended rally. (Please see the following discussions on each fund for more complete performance information.) And as shareholders it would seem that we should be entitled to a bit of exuberance, albeit not irrational exuberance, of course.
  Yet, I know that a number of you are uneasy about the market being too high. At this level, you're concerned a severe correction may be just around the corner--something the news media suggests on a regular basis. And you're wondering if it isn't time to take some profits or maybe pull out of equities altogether, at least temporarily.

  I can't promise you there won't be a correction. In fact, I can almost guarantee you there will be one-- someday. I don't know when, how big or for how long. But if you are investing for the long term, it should matter little. Corrections and volatility have always been part of the market, but they have not reversed the overall upward movement of stocks on a historical basis.

  What I can do is point out why I believe there could be more upside in this market and why I believe it makes sense to stay on the train.

  There are three major factors that influence stock prices: strong corporate earnings, low inflation and low interest rates. When all three factors are in place, combined with slow to moderate economic growth, you have an ideal climate for stocks to flourish. And that's exactly what we have today.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INFLATION CPI  SOURCE: ISI GROUP
69                            5.1
                              5.3
                              5.6
                              6.1
                              5.8
                              5.8
                              5.8
                                6
                                6
                                6
                              5.7
                              5.9
                              6.2
                              5.9
                              6.1
                                6
                              6.3
                              6.5
                              6.2
                              6.2
                              6.2
                              6.1
                              6.6
                              6.6
71                            6.3
                                6
                              5.2
                                5
                              5.2
                              4.9
                              4.9
                              4.6
                              4.1
                              3.9
                              3.3
                              3.1
                              3.3
                              3.3
                              3.3
                              3.3
                              3.1
                              2.8
                              2.8
                                3
                                3
                                3
                              2.8
                                3
73                            2.5
                              2.8
                              3.2
                                3
                              3.2
                              3.2
                              3.2
                              3.2
                              3.8
                              4.3
                              4.7
                              4.7
                              5.2
                              5.4
                              5.8
                              6.2
                              7.1
                              7.9
                              8.8
                              9.8
                             10.2
                             10.6
                               11
                             11.3
75                           11.5
                             11.9
                             11.3
                             11.3
                             10.3
                              9.8
                              9.1
                                8
                              7.5
                                7
                                7
                              6.7
                              6.9
                              6.4
                              6.6
                              6.4
                              6.5
                              6.3
                              6.7
                              6.8
                              6.8
                              6.8
                              6.3
                              6.1
77                            6.1
                              6.2
                              6.2
                              6.3
                              6.3
                              6.6
                              6.3
                              6.2
                              6.2
                                6
                              6.1
                              6.5
                              6.4
                              6.2
                              6.3
                              6.6
                              6.8
                              6.9
                              7.2
                              7.5
                              7.9
                              8.4
                              8.5
                              8.5
79                            8.6
                              9.1
                              9.4
                              9.3
                              9.4
                              9.4
                              9.6
                               10
                              9.9
                             10.1
                             10.7
                             11.3
                               12
                               12
                             12.6
                             13.1
                             13.1
                             13.6
                             12.4
                             11.8
                               12
                             12.2
                             12.2
                             12.2
81                           11.3
                             10.8
                              9.9
                              9.4
                              9.6
                              9.4
                             11.1
                             11.6
                             11.8
                               11
                             10.3
                              9.5
                              9.3
                              9.2
                              8.7
                              8.9
                              8.7
                              8.5
                              7.7
                              7.1
                              5.9
                              5.9
                              5.2
                              4.5
83                            4.6
                              4.5
                              4.6
                              4.1
                              3.7
                              3.2
                              3.2
                              3.1
                              3.4
                              3.6
                              4.3
                              4.7
                                5
                              4.9
                              5.1
                              5.2
                              5.3
                              5.3
                              5.2
                              5.3
                              5.3
                              5.1
                              4.8
                              4.9
85                            4.5
                              4.8
                              4.7
                              4.5
                              4.5
                              4.4
                              4.2
                              4.2
                                4
                                4
                              4.4
                              4.3
                              4.5
                              4.2
                              4.1
                              4.2
                                4
                              3.9
                                4
                                4
                              4.2
                              4.1
                              3.8
                              3.8
87                            3.8
                              3.7
                              3.8
                              4.1
                              4.2
                              4.1
                              4.1
                              4.1
                              4.2
                              4.3
                              4.3
                              4.3
                              4.3
                              4.2
                              4.4
                              4.3
                              4.2
                              4.5
                              4.5
                              4.4
                              4.5
                              4.4
                              4.6
                              4.6
89                            4.6
                              4.7
                              4.6
                              4.5
                              4.6
                              4.5
                              4.5
                              4.5
                              4.2
                              4.4
                              4.4
                              4.4
                              4.4
                              4.6
                              4.9
                              4.8
                              4.7
                                5
                              5.1
                              5.5
                              5.5
                              5.4
                              5.3
                              5.3
91                            5.6
                              5.6
                              5.2
                              5.1
                              5.1
                                5
                              4.8
                              4.6
                              4.6
                              4.4
                              4.5
                              4.4
                                4
                              3.7
                              3.8
                              3.8
                              3.9
                              3.7
                              3.7
                              3.5
                              3.3
                              3.5
                              3.5
                              3.4
93                            3.4
                              3.6
                              3.4
                              3.5
                              3.4
                              3.4
                              3.2
                              3.3
                              3.2
                                3
                              3.1
                              3.1
                              2.9
                              2.8
                              2.9
                              2.8
                              2.8
                              2.9
                              2.9
                              2.9
                                3
                              2.9
                              2.8
                              2.7
95                              3
                                3
                                3
                              3.1
                              3.1
                              2.9
                                3
                              2.9
                                3
                              3.1
                                3
                                3
                              2.9
                              2.9
                              2.8
                              2.7
                              2.7
                              2.7
                              2.7
                              2.6
                              2.6
                              2.5
                              2.6
                              2.6
97                            2.5
                              2.5
                              2.5
                              2.6

(*)SOURCE: LIPPER ANALYTICAL
SERVICES, INC.

  Corporate profits in general are increasing nicely, much better in many cases than Wall Street forecast. Inflation is now under control, and we have the commitment of the Federal Reserve to keep it that way. Long-term interest rates are trending lower, and I believe they will be under 5 percent in a few years. For a long-term perspective of what is normal for both inflation and interest rates, please see the accompanying charts.
  During times of low inflation and interest rates, it is not unusual for the market to trade between 18 and 22 times earnings. This is consistent with where the market is currently trading.
  As for the economy, the growth rate appears to be moderate. Although we had strong Gross Domestic Product (GDP) growth of greater than 5 percent in the first quarter, it appears to have slowed to a more sustainable rate of 2-3 percent in the second quarter.
  It seems all important themes for a robust market are playing together in nearly perfect concert. Thus I am confident about the outlook for the market in general and for our funds in particular.
  Before I write my message to you at year end, Pasadena Capital Corporation, parent of Roger Engemann Management Co., Inc., manager of the Pasadena Funds, will be acquired by Phoenix Duff & Phelps Corporation. I am very pleased about this new association and feel there could be no better partner to help us grow and prosper.
  Our investment style and our investment personnel will stay in place, unchanged. Together with Phoenix Duff & Phelps, we will continue to emphasize performance and proceed with plans to provide shareholders with more and better service at what we expect to be lower operating expenses.
  I hope you will share my enthusiasm for the benefits I believe this relationship will bring. Thank you for your trust and support.

               [SIGNATURE]

Roger Engemann
Chairman of the Board and President

July 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 INTEREST RATES IN AMERICA -- 1790 THROUGH
                   1997                      SOURCE: SMITH BARNEY RESEARCH
     BEFORE 1976-HIGH GRADE CORPORATES
    AFTER 1976-TREASURY BOND (30-YEAR)
                                                        PERCENT

                                                                      5.85
                                                                      5.54
                                                                      5.05
                                                                      5.48
                                                                       5.9
                                                                      6.02
                                                                       6.3
                                                                       7.4
                                                                      7.56
                                                                      7.42
1800                                                                  6.94
                                                                      6.44
                                                                      6.02
                                                                      6.16
                                                                      6.29
                                                                      6.38
                                                                      6.14
                                                                      6.08
                                                                      5.96
                                                                      5.85
                                                                      5.82
                                                                      5.95
                                                                      6.12
                                                                       6.3
                                                                      7.64
                                                                       7.3
                                                                      7.25
                                                                      5.86
                                                                      5.78
                                                                       5.9
                                                                      5.16
                                                                      4.93
                                                                      4.98
                                                                         5
                                                                      4.52
                                                                      4.52
                                                                      4.56
                                                                      4.61
                                                                      4.72
                                                                      4.77
                                                                       4.9
                                                                      4.95
                                                                         5
                                                                      4.87
                                                                      4.87
                                                                      4.83
                                                                      4.96
                                                                      4.95
                                                                      5.01
                                                                      5.21
                                                                      5.07
                                                                      5.75
                                                                      6.07
                                                                      5.03
                                                                      4.85
                                                                      5.16
                                                                       5.5
                                                                      5.77
                                                                      5.71
                                                                      5.31
                                                                      5.31
                                                                      5.08
                                                                      4.98
                                                                      4.99
                                                                      5.13
                                                                      5.16
                                                                       5.1
                                                                      5.19
                                                                      5.03
                                                                      4.81
                                                                      5.57
                                                                      6.45
                                                                      5.52
                                                                      4.77
                                                                      4.83
                                                                      5.51
                                                                       5.5
                                                                      5.34
                                                                      5.28
                                                                      5.37
                                                                      5.44
                                                                      5.32
                                                                      5.36
                                                                      5.58
                                                                      5.47
                                                                      5.07
                                                                      4.59
                                                                      4.45
                                                                      4.34
                                                                      4.22
                                                                      4.02
                                                                       3.7
                                                                      3.62
                                                                      3.63
                                                                      3.62
                                                                      3.98
                                                                      3.81
                                                                       3.8
                                                                      3.69
                                                                      3.51
                                                                      3.68
                                                                      3.84
                                                                      3.72
                                                                      3.73
                                                                      3.62
                                                                      3.46
                                                                       3.5
                                                                      3.33
                                                                      3.26
                                                                      3.24
                                                                      3.31
                                                                      3.28
                                                                      3.34
                                                                      3.55
                                                                      3.57
                                                                      3.51
                                                                      3.65
                                                                      3.92
                                                                       3.9
                                                                      3.78
                                                                      3.87
                                                                      3.93
                                                                      3.95
                                                                      4.14
                                                                      4.11
                                                                      4.18
                                                                       4.1
                                                                      4.41
                                                                      4.82
                                                                      4.84
                                                                      5.27
                                                                      5.16
                                                                      4.49
                                                                      4.51
                                                                      4.51
                                                                       4.5
                                                                      4.36
                                                                      4.18
                                                                      4.19
                                                                      4.47
                                                                      4.31
                                                                      4.15
                                                                      4.61
                                                                      4.19
                                                                      3.83
                                                                      3.44
                                                                      3.11
                                                                      3.12
                                                                       2.9
                                                                      2.77
                                                                       2.7
                                                                      2.59
                                                                      2.66
                                                                      2.55
                                                                      2.54
                                                                      2.54
                                                                      2.45
                                                                      2.57
                                                                      2.82
                                                                      2.68
                                                                      2.62
                                                                       2.9
                                                                      3.03
                                                                      3.27
                                                                      2.97
                                                                       3.1
                                                                      3.35
                                                                      3.93
                                                                      3.81
                                                                      4.37
                                                                      4.39
                                                                      4.32
                                                                      4.32
                                                                      4.23
                                                                      4.36
                                                                      4.43
                                                                      5.13
                                                                      5.47
                                                                      6.01
                                                                      6.78
                                                                      7.88
                                                                      7.23
                                                                      7.06
                                                                      7.36
                                                                      8.53
                                                                      8.66
                                                                      8.59
                                                                      8.03
                                                                      8.96
                                                                     10.11
                                                                     11.98
                                                                     13.65
                                                                     10.43
                                                                    11.873
                                                                     11.49
                                                                      9.27
                                                                      7.45
                                                                      8.95
                                                                         9
                                                                     7.976
                                                                     8.251
                                                                     7.409
                                                                     7.396
                                                                     6.348
                                                                     7.881
                                                                     5.955
                                                                     6.635
1997                                                                 6.903

MESSAGE FROM PORTFOLIO MANAGEMENT

MANAGEMENT BACKGROUND & INVESTMENT APPROACH
                  Roger Engemann Management Co., Inc. (REMC), manager of The
                Pasadena Group of Mutual Funds, is a subsidiary of Roger
                                  Engemann & Associates, Inc.
                                    [PHOTO]
                (REA), a leading investment firm. REA was established in 1969 and specializes in the management of private equity portfolios, generally

                                    JIM MAIR
                with account minimums of $100,000. REMC was established in 1985.
                     JIM MAIR and JOHN TILSON direct the Portfolio Management
                                    [PHOTO]
                team for the overall Engemann organization. They have been with
                 REA since 1983 and have managed each of the funds since their

                                  JOHN TILSON
                inception.
  Jim and John are both Chartered Financial Analysts and Chartered Investment Counselors. Together they have more than 50 years of professional investment experience. They use a consultative team approach to managing our funds, enabling them to bypass the risk of having all investment decisions made by one individual as well as the potential delays involved when decisions must be made by committee consensus. Jim and John spend a significant amount of their time in face-to-face meetings with management of the companies they follow. As a result, their investment conclusions are based on timely, direct information.

------------
  The Pasadena Group of Mutual Funds has a history of investing in stable, growing businesses. For inclusion in the funds, we favor companies that have demonstrated the unusual ability to grow their earnings steadily in various economic environments. We feel this characteristic is attractive to investors, especially in a slowing economy.
  Much of our analysis surrounds fundamental bottom-up scrutiny of the underlying business. We continually evaluate the competitive and financial strength of the companies we own and the worldwide events which are likely to alter demand patterns for the companies' products. Our philosophy is long term in nature, for we believe a diversified portfolio of strong businesses is likely to outperform all other asset classes in the long run.
  We are extremely pleased with the performance of the stocks in the Pasadena fund portfolios for the six months ended June 30, 1997. Please see details on each of the funds in our following Q&A discussions.

           [SIGNATURE]
James E. Mair

       [SIGNATURE]
John S. Tilson

Managing Directors/Portfolio Management

July 31, 1997

DISCUSSIONS WITH JIM MAIR AND JOHN TILSON, PORTFOLIO MANAGERS OF
THE PASADENA GROUP OF MUTUAL FUNDS

THE PASADENA GROWTH FUND

INVESTMENT OBJECTIVE:
  The Pasadena Growth Fund seeks to achieve long-term capital appreciation by investing in companies with rapidly growing earnings per share. The Fund invests in companies of various capitalization.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 1997?

A: After a very good 1996, the Fund stumbled a bit in the first quarter of 1997, with the NAV(1) for Class A Shares falling 6.56 percent. However the shares rebounded sharply in the second quarter, with a 16.98 percent gain, and the positive performance is continuing into the early weeks of the third quarter.
  For the period ended June 30, 1997, the NAV for The Pasadena Growth Fund's Class A Shares increased 9.30 percent compared to 15.40 percent for the Lipper Growth Fund Index,(2) and 20.60 percent for the S&P 500 Stock Index.(3) Complete performance figures are on page 5.

Q: WHAT AFFECTED THE FUND'S PERFORMANCE IN THE FIRST QUARTER?

A: Stocks tumbled in the second half of the first quarter as investors feared an economic slowdown and rising interest rates. Although the entire market declined, investors favored the stocks of large-capitalization companies and shunned many smaller, less liquid stocks. The result was a decline in many of the Fund's small-and mid-cap issues. For example, the Fund was overweighted in shares of networking companies, which fared poorly as the industry experienced several product transitions.

Q: HAVE YOU CHANGED YOUR OUTLOOK FOR NETWORKING STOCKS?

A: We are continuing to focus on the fundamental characteristics of the industry and the earnings capabilities of the companies, which we believe are exceptional. We expect networking to be one of the fastest growing segments in the economy over the next several years. Demand for networking products is growing rapidly as the computer evolves into a comprehensive communication tool for business and personal users. In fact, the market began recognizing that many of these issues were oversold and the stocks rallied strongly in the second quarter.

Q: WHAT CHANGES DID YOU MAKE IN THE FUND GIVEN THE VOLATILE MARKET ENVIRONMENT?

A: Because the sell-off affected many issues with good earnings prospects, we took the opportunity to consolidate our holdings and increase our position sizes in some of our favorite companies at very attractive prices. As a result, the Fund owns fewer names than it did at the beginning of the year.

Q: WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A: We believe the environment for stocks is very favorable. The unusual combination of good economic growth and low inflation has enabled companies to consistently improve earnings, and investors have rewarded the most successful companies with premium valuations relative to the market.
  Although this is clearly evident in the large capitalization portion of the market with many high quality growth companies selling at price/earnings ratios of two times their growth rates, this is not the case with small- and mid-cap stocks as many of these companies are selling at price/earnings ratios below their growth rates. Given the divergence between these two segments of the market, we believe small- and mid-cap stocks are poised for a comeback.

(1)NET ASSET VALUE
(2)THE LIPPER MUTUAL FUND INDICES ARE EQUALLY WEIGHTED INDICES OF THE LARGEST MUTUAL FUNDS WITHIN THEIR RESPECTIVE INVESTMENT OBJECTIVES, ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. THE INDICES ARE CALCULATED DAILY, AND ARE NOT AVAILABLE FOR INVESTMENT.
(3)THE S&P 500 STOCK INDEX IS AN UNMANAGED INDEX WHICH ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND IS GENERALLY CONSIDERED REPRESENTATIVE OF THE U.S. EQUITY MARKET FOR LARGER CAPITALIZATION STOCKS. THE S&P 500 STOCK INDEX DOES NOT REFLECT ANY OPERATING EXPENSES AND IS NOT AVAILABLE FOR INVESTMENT.

EDITOR'S NOTE:
FROM JUNE 30, 1997, THROUGH JULY 31, 1997, THE PASADENA GROWTH FUND'S NAV FOR CLASS A SHARES INCREASED 11.55 PERCENT COMPARED TO 7.82 PERCENT FOR THE S&P 500 STOCK INDEX.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      AVERAGE ANNUAL TOTAL RETURNS (1)
               (AS OF 6/30/97)
                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
A Shares(2) (Inception: 6/24/86)
NAV                                                17.12%      21.49%      11.23%      13.62%
POP                                                10.69%      19.22%       9.97%      12.98%
                                                                                        Since
B Shares (Inception: 1/3/94)                                                        Inception
CDSC                                               11.06%      19.83%           -      13.88%
No CDSC                                            16.06%      20.53%           -      14.50%
                                                                                        Since
                                                                                    Inception
C Shares (Inception: 1/3/94)                       16.06%      20.53%           -      14.50%
(1) Total returns are historical and include
changes in share price and the reinvestment
of both
dividends and capital gains distributions.
(2) POP (Public Offering Price) total returns
include the effect of the maximum front-end
5.50%
sales charge. NAV (Net Asset Value) total
returns do not include the effect of any
sales charge.
All returns represent past performance which
may not be indicative of future performance.
The
investment return and principal value of an
investment will fluctuate so that an
investor's shares,
when redeemed, may be worth more or less than
their original cost.
Sector Holdings (as a percentage of total
assets)
Technology                                            26%
Health Care                                           18%
Consumer Discretionary                                19%
Consumer Staples                                      12%
Financial Services                                    18%
Other                                                  7%
Sector holdings are based on the breakdown of
the Russell 1000 Growth
Index, an unmanaged index of 1000 securities
with a greater than average
growth orientation.
Comparison of Change in Value of a $10,000
Investment-
The Pasadena Growth Fund A Shares(3) and the
S&P 500 Stock Index(4)
                                               Fund After
                                                  Maximum
                                                              S&P 500
                                                                Stock
                                               Sales Load       Index
6/24/86                                           $10,000     $10,000
6/30/86                                            $9,707     $10,159
7/31/86                                            $9,218      $9,593
8/31/86                                            $9,145     $10,303
9/30/86                                            $8,662      $9,453
10/31/86                                           $9,017      $9,997
11/30/86                                           $8,888     $10,236
12/31/86                                           $8,580      $9,976
1/31/87                                            $9,844     $11,317
2/28/87                                           $10,660     $11,757
3/31/87                                           $10,894     $12,096
4/30/87                                           $10,145     $11,987
5/31/87                                            $9,961     $12,089
6/30/87                                           $10,016     $12,697
7/31/87                                           $10,304     $13,339
8/31/87                                           $10,427     $13,835
9/30/87                                            $9,918     $13,532
10/31/87                                           $7,309     $10,627
11/30/87                                           $6,757      $9,754
12/31/87                                           $7,598     $10,495
1/31/88                                            $7,868     $10,952
2/28/88                                            $8,525     $11,210
3/31/88                                            $8,997     $11,093
4/30/88                                            $9,126     $11,230
5/31/88                                            $8,868     $11,301
6/30/88                                            $9,691     $11,823
7/31/88                                            $9,580     $11,797
8/31/88                                            $9,464     $11,379
9/30/88                                           $10,028     $11,865
10/31/88                                          $10,133     $12,210
11/30/88                                           $9,856     $12,016
12/31/88                                          $10,317     $12,230
1/31/89                                           $11,176     $13,136
2/28/89                                           $11,151     $12,793
3/31/89                                           $11,532     $13,099
4/30/89                                           $12,508     $13,794
5/31/89                                           $13,195     $14,319
6/30/89                                           $12,968     $14,247
7/31/89                                           $14,330     $15,545
8/31/89                                           $15,012     $15,829
9/30/89                                           $14,864     $15,768
10/31/89                                          $14,085     $15,410
11/30/89                                          $14,324     $15,707
12/31/89                                          $14,211     $16,087
1/31/90                                           $12,740     $15,029
2/28/90                                           $13,003     $15,198
3/31/90                                           $13,833     $15,611
4/30/90                                           $13,556     $15,238
5/31/90                                           $15,297     $16,683
6/30/90                                           $15,790     $16,581
7/31/90                                           $15,223     $16,542
8/31/90                                           $13,199     $15,035
9/30/90                                           $11,849     $14,315
10/31/90                                          $11,599     $14,268
11/30/90                                          $12,754     $15,168
12/31/90                                          $13,565     $15,593
1/31/91                                           $15,132     $16,288
2/28/91                                           $16,605     $17,425
3/31/91                                           $17,800     $17,860
4/30/91                                           $17,753     $17,914
5/31/91                                           $18,760     $18,652
6/30/91                                           $17,368     $17,809
7/31/91                                           $18,760     $18,655
8/31/91                                           $19,935     $19,071
9/30/91                                           $19,861     $18,755
10/31/91                                          $20,009     $19,026
11/30/91                                          $19,347     $18,241
12/31/91                                          $22,766     $20,322
1/31/92                                           $22,970     $19,969
2/29/92                                           $23,810     $20,207
3/31/92                                           $22,549     $19,818
4/30/92                                           $22,075     $20,419
5/31/92                                           $21,994     $20,490
6/30/92                                           $21,086     $20,186
7/31/92                                           $21,818     $21,031
8/31/92                                           $21,574     $20,580
9/30/92                                           $21,574     $20,818
10/31/92                                          $21,967     $20,916
11/30/92                                          $23,390     $21,599
12/31/92                                          $23,277     $21,870
1/31/93                                           $23,057     $22,077
2/28/93                                           $21,853     $22,356
3/31/93                                           $21,976     $22,826
4/30/93                                           $20,114     $22,299
5/31/93                                           $20,990     $22,859
6/30/93                                           $20,798     $22,928
7/31/93                                           $20,292     $22,861
8/31/93                                           $21,072     $23,701
9/30/93                                           $21,072     $23,517
10/31/93                                          $21,524     $24,027
11/30/93                                          $21,551     $23,771
12/31/93                                          $21,910     $24,066
1/31/94                                           $22,403     $24,902
2/28/94                                           $21,842     $24,206
3/31/94                                           $20,596     $23,158
4/30/94                                           $20,883     $23,480
5/31/94                                           $20,801     $23,828
6/30/94                                           $20,021     $23,247
7/31/94                                           $20,719     $24,034
8/31/94                                           $21,979     $24,994
9/30/94                                           $21,554     $24,379
10/31/94                                          $21,842     $24,945
11/30/94                                          $21,239     $24,019
12/31/94                                          $21,089     $24,374
1/31/95                                           $21,650     $25,024
2/28/95                                           $22,130     $25,980
3/31/95                                           $22,801     $26,750
4/30/95                                           $23,143     $27,556
5/31/95                                           $23,745     $28,618
6/30/95                                           $24,786     $29,285
7/31/95                                           $25,841     $30,277
8/31/95                                           $25,868     $30,332
9/30/95                                           $26,676     $31,611
10/31/95                                          $26,238     $31,515
11/30/95                                          $27,032     $32,869
12/31/95                                          $26,816     $33,507
1/31/96                                           $27,790     $34,664
2/29/96                                           $28,513     $34,966
3/31/96                                           $28,666     $35,308
4/30/96                                           $29,820     $35,847
5/31/96                                           $30,961     $36,733
6/30/96                                           $30,655     $36,882
7/31/96                                           $28,652     $35,267
8/31/96                                           $29,765     $35,998
9/30/96                                           $32,115     $38,012
10/31/96                                          $31,698     $39,073
11/30/96                                          $33,562     $42,003
12/31/96                                          $32,848     $41,172
1/31/97                                           $34,644     $43,763
2/28/97                                           $33,072     $44,087
3/31/97                                           $30,692     $42,283
4/30/97                                           $32,234     $44,819
5/31/97                                           $35,019     $47,513
6/30/97                                           $35,902     $49,646
(3) This chart illustrates POP returns on
Class A Shares only. Returns on Class B and
Class C Shares will vary due to differing
sales charges.
(4) The S&P 500 Stock Index is an unmanaged
index considered to be representative
of the U.S. stock market and includes
reinvested dividends.
6/24/86 (Fund Inception)
Past performance is not predictive of future
performance.
Ten Largest Holdings at June 30, 1997 (as a
percentage of total assets)
1. The Gillette Company                              4.6%
Global manufacturer of razors
2. Pfizer Inc                                        4.6%
Major producer of pharmaceuticals
3. Green Tree Financial Corporation                  3.5%
Diversified financial services company
4. Federal Home Loan Mortgage Corporation            2.7%
Nation's largest provider of residential
mortgages
5. First Data Corporation                            2.6%
Provider of electronic commerce and payment
services
6. Federal National Mortgage Association             2.6%
U.S. government sponsored mortgage agency
7. Merck & Co., Inc.                                 2.5%
Leading manufacturer of pharmaceuticals
8. Microsoft Corporation                             2.5%
World's leading computer software company
9. Interpublic Group of Companies, Inc.              2.4%
Leading global advertising firm
10. Philip Morris Companies Inc.                     2.4%
Global producer of tobacco and food products

THE PASADENA NIFTY FIFTY FUND

INVESTMENT OBJECTIVE:
  The Pasadena Nifty Fifty Fund seeks to achieve long-term capital appreciation by investing in approximately 50 companies management considers to have the best prospects for appreciation potential.

Q: HOW DID THE FUND PERFORM OVER THE FIRST SIX MONTHS OF 1997?

A: The NAV for the Fund's Class A shares increased 14.83 percent, compared to
20.58 percent for the S&P 500 Index and 15.40 percent for the Lipper Growth Fund Index. Complete performance figures for the Fund are on page 7.

Q: WHAT ACCOUNTED FOR THE FUND'S UNDERPERFORMANCE IN THE FIRST QUARTER?

A: The underperformance for the first half of the year was primarily due to the first quarter's return of -2.08 percent. While the Fund appreciated strongly relative to the S&P 500 during the second quarter, the first quarter represented too wide of a gap to close.
  During the first quarter, there were several company-specific issues that caused the underperformance of the Fund. In the technology area, Cisco Systems and 3Com were under pressure, as were all the other networking stocks, due to concerns about deceleration in growth caused by product transitions. However, these holdings recovered nicely and contributed to the second quarter's gains.
  In the consumer cyclical area, AutoZone performed poorly due to weak earnings growth as a result of start-up expenses related to its expansion plan. The stock showed signs of recovery by mid year, and we are optimistic about further gains in the months ahead.

Q: WHAT WERE SOME OF THE FUND'S PORTFOLIO HIGHLIGHTS DURING THE FIRST SIX MONTHS OF 1997?

A: Individual stock selection contributed to the Fund's performance during the first six months of this year. Specifically, we were pleased with strong gainers in the health-care sector such as Pfizer, Merck and Oxford Health Plans. In the financial services sector MBNA Corporation, American Express, and Freddie Mac all turned in good performances. Some of our biggest gainers from the previous year, Microsoft, Oracle, Gillette and Coca-Cola, also contributed strongly to the Fund's overall performance. We are very comfortable with our holdings in the various sectors and believe we will see strong gains during the second half of 1997.

Q: WHAT EFFECT DID THE FEDERAL RESERVE'S 25 BASIS POINT RATE HIKE HAVE ON THE FUND'S FINANCIAL STOCK HOLDINGS?

A: Alan Greenspan's 25 basis point rate hike in early 1997, as a preemptive measure against future increase in inflation, caused uncertainties in the bond market and financial stocks in general. As a result, some of our financial holdings performed poorly during the first quarter due to fears about rising rates. As the bond market rallied during the second quarter due to favorable economic data, the financial stocks rallied strongly. Overall, our financial stocks performed well with the exception of Wells Fargo, which experienced temporary deceleration in earnings growth due to the costs and challenges associated with the integration of First Interstate. We believe that the integration challenges are temporary and the earnings growth will accelerate in the second half of 1997.

Q: WHAT IS YOUR OUTLOOK FOR THE FUND DURING THE SECOND HALF OF 1997?

A: With continued economic growth and low interest rates, the environment for stocks is very favorable. The Fund has investments in some of the fastest growing sectors within the economy and we expect the Fund to perform well during the second half of 1997. In particular, we are very optimistic about our investments in the technology area, where fundamentals and valuation are extremely attractive.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       AVERAGE ANNUAL TOTAL RETURNS(1)
               (AS OF 6/30/97)
                                                                                        Since
A Shares(2) (Inception: 12/17/90)                  1 Year     3 Years     5 Years   Inception
NAV                                                28.69%      25.87%      15.38%      19.72%
POP                                                21.60%      23.52%      14.08%      18.70%
B Shares (Inception: 1/3/94)
CDSC                                               22.75%      24.28%           -      18.61%
No CDSC                                            27.75%      24.92%           -      19.17%
C Shares (Inception: 1/3/94)                       27.75%           -           -      19.17%
(1) Total returns are historical and include
changes in share price and the reinvestment
of both dividends
and Capital Gains distributions.
(2) POP (Public Offering Price) total returns
include the effect of the maximum front-end
5.50% sales
charge. NAV (Net Asset Value) total returns
and the growth of a $10,000 investment do not
include
the effect of any sales charge.
All returns represent past performance which
may not be indicative of future performance.
The
investment return and principal value of an
investment will fluctuate so that an
investor's shares,
when redeemed, may be worth more or less than
their original cost.
Sector Holdings (as a percentage of total
assets)
Technology                                            20%
Health Care                                           22%
Consumer Discretionary                                16%
Consumer Staples                                      15%
Financial Services                                    20%
Other                                                  7%
Sector holdings are based on the breakdown of
the Russell 1000 Growth
Index, an unmanaged index of 1,000 securities
with a greater than average
growth orientation.
Comparison of Change in Value of a $10,000
Investment-
The Pasadena Nifty Fifty Fund A Shares(3) and
the S&P 500(4) Stock Index
                                               Fund After     S&P 500
                                                  Maximum       Stock
                                               Sales Load       Index
12/17/90                                          $10,000     $10,000
12/31/90                                           $9,416     $10,143
1/31/91                                           $10,400     $10,595
2/28/91                                           $11,260     $11,335
3/31/91                                           $12,196     $11,618
4/30/91                                           $12,621     $11,652
5/31/91                                           $13,633     $12,133
6/30/91                                           $13,047     $11,585
7/31/91                                           $13,633     $12,135
8/31/91                                           $14,285     $12,405
9/30/91                                           $14,163     $12,199
10/31/91                                          $14,352     $12,376
11/30/91                                          $13,926     $11,865
12/31/91                                          $15,786     $13,219
1/31/92                                           $15,510     $12,989
2/29/92                                           $15,729     $13,144
3/31/92                                           $15,330     $12,891
4/30/92                                           $15,178     $13,282
5/31/92                                           $15,263     $13,328
6/30/92                                           $14,987     $13,130
7/31/92                                           $15,434     $13,680
8/31/92                                           $15,273     $13,387
9/30/92                                           $15,320     $13,542
10/31/92                                          $15,577     $13,605
11/30/92                                          $16,366     $14,050
12/31/92                                          $16,366     $14,226
1/31/93                                           $16,357     $14,360
2/28/93                                           $15,843     $14,542
3/31/93                                           $16,005     $14,848
4/30/93                                           $14,854     $14,505
5/31/93                                           $15,615     $14,869
6/30/93                                           $15,567     $14,914
7/31/93                                           $15,273     $14,870
8/31/93                                           $15,929     $15,417
9/30/93                                           $15,701     $15,297
10/31/93                                          $16,148     $15,629
11/30/93                                          $16,262     $15,462
12/31/93                                          $16,281     $15,654
1/31/94                                           $16,614     $16,198
2/28/94                                           $16,281     $15,745
3/31/94                                           $15,482     $15,064
4/30/94                                           $15,815     $15,273
5/31/94                                           $15,862     $15,499
6/30/94                                           $15,368     $15,121
7/31/94                                           $16,100     $15,634
8/31/94                                           $16,766     $16,258
9/30/94                                           $16,347     $15,858
10/31/94                                          $16,794     $16,226
11/30/94                                          $16,423     $15,624
12/31/94                                          $16,452     $15,855
1/31/95                                           $17,060     $16,278
2/28/95                                           $17,422     $16,900
3/31/95                                           $17,916     $17,400
4/30/95                                           $18,287     $17,924
5/31/95                                           $18,839     $18,615
6/30/95                                           $19,390     $19,049
7/31/95                                           $19,847     $19,695
8/31/95                                           $19,695     $19,730
9/30/95                                           $20,360     $20,562
10/31/95                                          $20,503     $20,500
11/30/95                                          $21,292     $21,381
12/31/95                                          $21,093     $21,795
1/31/96                                           $22,053     $22,548
2/29/96                                           $22,557     $22,744
3/31/96                                           $22,700     $22,967
4/30/96                                           $22,861     $23,317
5/31/96                                           $23,584     $23,894
6/30/96                                           $23,812     $23,990
7/31/96                                           $22,510     $22,940
8/31/96                                           $23,137     $23,415
9/30/96                                           $25,191     $24,726
10/31/96                                          $25,390     $25,416
11/30/96                                          $27,150     $27,322
12/31/96                                          $26,686     $26,777
1/31/97                                           $28,559     $28,464
2/28/97                                           $27,953     $28,675
3/31/97                                           $26,131     $27,502
4/30/97                                           $27,906     $29,153
5/31/97                                           $29,628     $30,906
6/30/97                                           $30,645     $32,293
(3) This chart illustrates POP returns on
Class A Shares only. Returns will vary
on Class B and Class C Shares due to
differing sales charges.
(4) The S&P 500 Stock Index is an unmanaged
index considered to be representative
of the U.S. stock market and includes
reinvested dividends.
12/17/90 (Fund Inception)
Past performance is not predictive of future
performance.
Ten Largest Holdings at June 30, 1997 (as a
percentage of total assets)
1. The Gillette Company                              5.3%
Global manufacturer of razors
2. Pfizer Inc                                        4.5%
Major producer of pharmaceuticals
3. Merck & Co., Inc.                                 3.9%
Leading manufacturer of pharmaceuticals
4. Wells Fargo & Company                             3.0%
Bank holding company
5. Sears, Roebuck and Co.                            3.0%
Leading retailer of apparel, home and
automotive products
6. Green Tree Financial Corporation                  3.0%
Diversified financial services company
7. Microsoft Corporation                             2.9%
World's leading computer software company
8. Boston Scientific Corporation                     2.8%
Develops, manufactures and markets medical
devices
9. Intel Corporation                                 2.7%
Leading manufacturer of microprocessors
10. Johnson & Johnson                                2.7%
Comprehensive health-care company

THE PASADENA BALANCED RETURN FUND

INVESTMENT OBJECTIVE:
  The Pasadena Balanced Return Fund seeks to maximize total investment return consistent with reasonable risk by investing in a mix of high quality growth stocks and U.S. government securities.

Q: HOW HAS THE FUND PERFORMED SO FAR THIS YEAR?

A: The NAV for The Balanced Return Fund's Class A shares increased 11.40 percent, compared to 10.21 percent for the Lipper Balanced Fund Index and 20.58 percent for the S&P 500 Stock Index, an all stock index.
  We were pleased that the Fund ranked number 1 out of 39 balanced funds for the ten-year period ended June 30, 1997, according to Lipper Analytical Services, Inc.* The Fund also ranked number 61 out of 87 balanced funds for five years and number 104 out of 303 balanced funds for one-year period ended June 30, 1997. Complete performance figures for the Fund are on page 9.

Q: WHAT WERE SOME OF THE NOTABLE THEMES YOU SAW IN THE FIRST HALF?

A: On the positive side, our overweight position in consumer staples and health-care stocks made a strong contribution to the Fund's performance. Notable health-care names in the portfolio are Pfizer, Merck, HBO & Company and Johnson & Johnson. In consumer staples, some of the best performers were Colgate-Palmolive, Procter & Gamble, PepsiCo and Coca-Cola.
  Consumer cyclical investments such as Circus Circus, AutoZone and HFS were the biggest underperforming holdings during the period. However, we believe these stocks will perform well as the positive earnings prospects of these companies come to fruition.

Q: HOW HAS THE FIXED-INCOME PORTION OF THIS FUND PERFORMED OVER THE FIRST HALF?

A: In the first half of 1997, the interest rate on the 30-year Treasury bond ranged from a low of 6.61 percent to a high of 7.25 percent. However, the yield changed very little, from 6.68 percent at the beginning of the year to 6.82 percent at June 30. The volatility, in our opinion, was a direct result of inflationary fears as various economic data led investors to believe the economy was strengthening.
  We still maintain that the economy is slowing. We continue to believe that inflation is under control and that interest rates will trend downward. Accordingly, the Fund's fixed-income component was positioned in intermediate and long-term Treasury bonds throughout the first half of the year. Because the yield on the 30-year U.S. Treasury bond increased slightly during that period, the fixed-income component of the Fund was down approximately 1 percent in the first half.

Q: HAVE THERE BEEN ANY MAJOR SHIFTS IN THE WEIGHTINGS OF ASSET CLASSES OR ECONOMIC SECTORS IN THE FIRST HALF?

A: In the equity portion of the Fund, we decreased our weighting in financial services from 14.9 percent to 9.8 percent and used the proceeds to add to the fast growing technology and health-care positions. The weighting of the fixed-income portion of the fund stayed constant and remains in intermediate and long-term maturities.

Q: WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A: Our outlook for equities continues to be bright. While we are aware of the increase in valuations of many of our holdings and the market overall, we believe the current and prospective economic environment supports these valuations. With a slowing economy and inflation under control, we believe equities remain an attractive investment going forward. In addition, we believe declining interest rates will favor intermediate to longer-term bonds and we do not plan to reduce the maturities of the fixed-income portion of the Fund.

*LIPPER RANKINGS ARE BASED ON CHANGES
IN NET ASSET VALUE WITH ALL INCOME
REINVESTED AND DO NOT INCLUDE SALES
CHARGES. IF THEY HAD, RESULTS MAY HAVE
BEEN LESS FAVORABLE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       AVERAGE ANNUAL TOTAL RETURNS(1)
               (AS OF 6/30/97)
                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                               (Inception:
A Shares(2)                                    6/8/87)
NAV                                                20.70%      19.83%      11.91%      15.10%
POP                                                14.05%      17.60%      10.65%      14.45%
                                                                                        Since
B Shares (Inception: 1/3/94)                                                        Inception
CDSC                                               14.84%      18.13%           -      12.90%
No CDSC                                            19.84%      18.85%           -      13.53%
                                                                                        Since
                                                                                    Inception
C Shares (Inception: 1/3/94)                       19.80%      18.86%           -      13.53%
1 Total returns are historical and include
changes in share price and the reinvestment
of
both dividends and capital gains
distributions.
2 POP (Public Offering Price) total returns
include the effect of the maximum front-end
5.50% sales charge. NAV (Net Asset Value)
total returns do not include the effect of
any sales charge.
All returns represent past performance which
may not be indicative of future performance.
The investment return and principal value of
an investment will fluctuate so that an
investor's shares,
when redeemed, may be worth more or less than
their original cost.
Sector Holdings (as a percentage of total
assets)
Technology                                            12%
Health Care                                           19%
Consumer Discretionary                                13%
Consumer Staples                                      16%
Financial Services                                    10%
U.S. Government Securities                            26%
Other                                                  4%
Sector holdings are based on the breakdown of
the Russell 1000 Growth Index,
an unmanaged index of 1,000 securities with a
greater than average growth orientation.
Comparison of Change in Value of a $10,000
Investment-
The Pasadena Balanced Fund A Share(3) and the
S&P 500 Stock Index(4)
                                               Fund After     S&P 500
                                                  Maximum       Stock
                                               Sales Load       Index
6/8/87                                            $10,000     $10,000
6/30/87                                            $9,490     $10,262
7/31/87                                           $10,510     $10,781
8/31/87                                           $10,548     $11,182
9/30/87                                           $10,605     $10,937
10/31/87                                          $10,681      $8,589
11/30/87                                          $10,340      $7,883
12/31/87                                          $10,870      $8,482
1/31/88                                           $11,059      $8,851
2/29/88                                           $11,417      $9,060
3/31/88                                           $11,388      $8,966
4/30/88                                           $11,378      $9,077
5/31/88                                           $11,398      $9,134
6/30/88                                           $11,794      $9,556
7/31/88                                           $11,823      $9,534
8/31/88                                           $11,678      $9,197
9/30/88                                           $12,190      $9,590
10/31/88                                          $12,229      $9,868
11/30/88                                          $12,113      $9,712
12/31/88                                          $12,328      $9,885
1/31/89                                           $12,919     $10,617
2/28/89                                           $12,574     $10,340
3/31/89                                           $12,910     $10,587
4/30/89                                           $13,777     $11,148
5/31/89                                           $14,447     $11,573
6/30/89                                           $14,604     $11,515
7/31/89                                           $15,846     $12,564
8/31/89                                           $15,994     $12,794
9/30/89                                           $16,112     $12,744
10/31/89                                          $15,925     $12,454
11/30/89                                          $16,329     $12,695
12/31/89                                          $16,393     $13,002
1/31/90                                           $15,280     $12,147
2/28/90                                           $15,362     $12,283
3/31/90                                           $15,713     $12,617
4/30/90                                           $15,538     $12,315
5/31/90                                           $17,125     $13,483
6/30/90                                           $17,610     $13,401
7/31/90                                           $17,259     $13,370
8/31/90                                           $15,733     $12,152
9/30/90                                           $14,744     $11,570
10/31/90                                          $14,702     $11,532
11/30/90                                          $15,775     $12,259
12/31/90                                          $16,329     $12,603
1/31/91                                           $17,375     $13,164
2/28/91                                           $18,303     $14,084
3/31/91                                           $18,933     $14,435
4/30/91                                           $19,114     $14,478
5/31/91                                           $20,043     $15,075
6/30/91                                           $19,040     $14,394
7/31/91                                           $19,947     $15,078
8/31/91                                           $21,003     $15,413
9/30/91                                           $20,982     $15,158
10/31/91                                          $20,929     $15,378
11/30/91                                          $20,267     $14,743
12/31/91                                          $22,679     $16,425
1/31/92                                           $22,094     $16,139
2/28/92                                           $22,300     $16,330
2/29/92                                           $22,300     $16,332
3/31/92                                           $21,921     $16,017
4/30/92                                           $21,856     $16,503
5/31/92                                           $22,148     $16,561
6/30/92                                           $22,051     $16,315
7/31/92                                           $22,765     $16,998
8/31/92                                           $22,700     $16,633
9/30/92                                           $22,819     $16,826
10/31/92                                          $22,982     $16,905
11/30/92                                          $23,631     $17,457
12/31/92                                          $23,697     $17,676
1/31/93                                           $23,838     $17,843
2/28/93                                           $23,533     $18,068
3/31/93                                           $23,577     $18,449
4/30/93                                           $22,553     $18,023
5/31/93                                           $23,119     $18,475
6/30/93                                           $23,217     $18,531
7/31/93                                           $22,956     $18,477
8/31/93                                           $23,751     $19,155
9/30/93                                           $23,609     $19,007
10/31/93                                          $24,132     $19,420
11/30/93                                          $24,121     $19,212
12/31/93                                          $24,274     $19,451
1/31/94                                           $24,904     $20,126
2/28/94                                           $23,976     $19,564
3/31/94                                           $22,794     $18,717
4/30/94                                           $23,059     $18,977
5/31/94                                           $22,915     $19,258
6/30/94                                           $22,495     $18,789
7/31/94                                           $23,258     $19,425
8/31/94                                           $23,711     $20,200
9/30/94                                           $23,004     $19,704
10/31/94                                          $23,368     $20,161
11/30/94                                          $23,059     $19,413
12/31/94                                          $23,199     $19,700
1/31/95                                           $23,933     $20,226
2/28/95                                           $24,509     $20,998
3/31/95                                           $25,062     $21,620
4/30/95                                           $25,446     $22,272
5/31/95                                           $26,587     $23,130
6/30/95                                           $27,118     $23,669
7/31/95                                           $27,524     $24,471
8/31/95                                           $27,490     $24,515
9/30/95                                           $28,145     $25,549
10/31/95                                          $28,529     $25,472
11/30/95                                          $29,354     $26,566
12/31/95                                          $29,503     $27,081
1/31/96                                           $30,328     $28,016
2/29/96                                           $30,618     $28,260
3/31/96                                           $30,770     $28,537
4/30/96                                           $30,700     $28,972
5/31/96                                           $31,455     $29,689
6/30/96                                           $32,071     $29,809
7/31/96                                           $31,014     $28,504
8/31/96                                           $31,246     $29,095
9/30/96                                           $33,152     $30,722
10/31/96                                          $33,849     $31,580
11/30/96                                          $35,487     $33,948
12/31/96                                          $34,750     $33,277
1/31/97                                           $36,346     $35,371
2/28/97                                           $36,024     $35,632
3/31/97                                           $34,230     $34,174
4/30/97                                           $36,284     $36,224
5/31/97                                           $37,745     $38,402
6/30/97                                           $38,710     $40,125
3 This chart illustrates POP returns on Class
A Shares only.
Returns will vary of Class B and Class C
Shares due to differing sales charges.
4 The S&P 500 Stock Index is an unmanaged
index considered to be a representative of
the U.S.
stock market and includes reinvested
dividends.
6/8/87 (Fund Inception)
Past performance is not predecitve of future
performance.
Ten Largest Holdings at June 30, 1997 (as
percentage of total assets)
1. The Gillette Company                              5.1%
Global manufacturer of razors
2. Pfizer Inc                                        4.6%
Major producer of pharmaceuticals
3. Merck & Co., Inc.                                 2.9%
Leading manufacturer of pharmaceuticals
4. Microsoft Corporation                             2.7%
World's leading computer software company
5. Philip Morris Companies, Inc.                     2.7%
Global producer of tobacco and food products
6. PepsiCo, Inc.                                     2.6%
Worldwide producer of beverages and snack
food
7. Colgate-Palmolive Company                         2.4%
Diversified consumer products company
8. Federal Home Loan Mortgage Corporation            2.4%
Nation's largest provider of residential
mortgages
9. Johnson & Johnson                                 2.4%
Comprehensive health-care company
10. Interpublic Group of Companies, Inc.             2.4%
Leading global advertising firm

THE PASADENA SMALL & MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE:
  The Pasadena Small & Mid-Cap Growth Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations below $1.5 billion.

Q: HOW HAS THE FUND PERFORMED SO FAR IN 1997?

A: The Fund turned in good performance by June 30, but it was a bumpy ride along the way. Through the end of March, the NAV for Class A Shares was down over 8 percent as stocks in general, and technology stocks in particular, experienced a correction. Fortunately, since most of our companies were meeting our growth expectations, we held firm and experienced a nice recovery in the second quarter. In the three months ended June 30, the NAV for Class A shares was up over 24 percent, and the net result was a gain of 13.87 percent for the first half.

Q: HOW DID THE FUND'S PERFORMANCE STACK UP ON A RELATIVE BASIS?

A: The Small and Mid-Cap Growth Fund fared well against its key benchmark, the Russell 2000 Index,* over the first half of the year. The NAV gain of 13.87 percent for Class A Shares exceeded the 10.20 percent gain for the Russell 2000. The Fund also compared well to its peer group. It ranked number 1 out of 149 mid-cap funds for the two-year period and number 7 out of 188 mid-cap funds for the one-year period ended June 30, 1997, according to Lipper Analytical Services, Inc. Complete performance figures are on page 11.

Q: HOW HAVE SMALL- AND MID-CAP STOCKS FARED IN GENERAL SO FAR THIS YEAR?

A: Small- and mid-cap companies remained out of favor relative to large caps as they have for the past few years. In fact, the last twelve months have been particularly bad for smaller companies. Since June 30, 1996, the S&P 500 Stock Index has beaten the Russell 2000 Index by more than 2-to-1 on a total return basis, or 34.61 percent compared to 16.33 percent. Many theories have been offered as to why this has happened, but there is little debate that small-and mid-cap stocks are trading at or near historical lows in relative valuation.

Q: TALK ABOUT SOME OF YOUR WINNERS SO FAR THIS YEAR.

A: We had a nice cross section of winners in the first half, representing numerous industries. Turning in positive performances were Micrel in technology and Closure Medical, a new name for us in health care. Two retail stocks that did well in the first half were Cost Plus and 99 Cents Only Stores.

Q: HOW ABOUT A STOCK THAT DIDN'T WORK OUT.

A: Our biggest loser of the first half of 1997 was IDEXX Laboratories. IDEXX was an example of an expensive stock with big earnings growth expectations built into the shares' P/E ratio. When the company announced that growth was less than forecast, the stock's valuation took a dramatic hit, reflecting reduced expectations and confidence. When we were unable to determine how long the company's problems might persist, we decided to take our loss and move on.

Q: WHAT IS YOUR SECOND HALF OUTLOOK?

A: We remain highly confident in the fundamentals of the companies in the Fund's portfolio and expect them to produce solid earnings growth. In fact, in our estimates, we are projecting earnings growth for these companies to average at least 30 percent for the next 3-5 years. In addition, with relative valuations for small companies near historic lows, we believe the Fund is well positioned to benefit when small- and mid-cap companies return to favor.

*THE RUSSELL 2000 INDEX CONSISTS OF
THE SMALLEST 2,000 SECURITIES IN THE
RUSSELL 3000 INDEX. THIS INDEX IS
WIDELY REGARDED IN THE INDUSTRY AS THE
PREMIERE MEASURE OF SMALL CAP STOCKS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS (AS OF 6/30/97)
                                                             SINCE
                                                 1 YEAR    INCEPTION
A Shares (Inception: 10/11/94)
NAV                                                37.36%      42.72%
POP                                                29.77%      39.79%
B Shares (Inception: 9/18/96)
CDSC                                                    -     22.97%*
No CDSC                                                 -     27.97%*
C Shares (Inception: 10/8/96)
CDSC                                                    -     15.94%*
No CDSC                                                 -     16.94%*
*not annualized
All return figures are historical and include
changes in share price and the reinvestment
of both dividends and capital gains
distributions. The POP (Public Offering
Price) total returns and the Growth of a
$10,000 investment chart include the effect
of the maximum 5.50% sales charge. The NAV
(Net Asset Value) total returns do not
include the effect of any sales charge.
Prior to 9/1/96, the Fund's shares were not
offered to the public and, although the
Fund's portfolio was managed substantially
in accordance with the investment policies
and objectives described in the Prospectus
during that period, some management
differences did occur due primarily to the
Fund's small asset size. Accordingly, the
Fund's performance during periods prior to
9/1/96
may not be relevant to an assessment of such
Fund's performance subsequent to such date.
Additionally, the Manager waived all
management, administrative and service fees
otherwise payable to it by the Fund for the
indicated periods, which had the effect of
increasing the Fund's total return for those
periods.
All returns represent past performance, which
may not be indicative of future performance.
The investment return and principal value
of an investment will fluctuate so that an
investor's shares, when redeemed, may be
worth more or less than their original cost.
Sector Holdings (as a percentage of total
assets)
Technology                                            27%
Health Care                                           11%
Consumer Discretionary                                31%
Producer Durables                                      9%
Financial Services                                    11%
Other                                                 11%
Sector holdings are based on the breakdown of
the Russell 1000 Growth Index,
an unmanaged index of 1,000 securities with a
greater than average growth orientation.
Comparison of Change in Value of a $10,000
Investment-
The Pasadena Small & Growth Fund A Shares(1)
and the
Russell 2000 Growth Index (2)
                                               Fund After
                                                  Maximum
                                                              Russell
                                               Sales Load  2000 Index
10/11/94                                          $10,000     $10,000
10/31/94                                           $9,754     $10,025
11/30/94                                          $11,304      $9,620
12/31/94                                          $11,408      $9,877
1/31/95                                           $11,654      $9,753
2/28/95                                           $11,805     $10,159
3/31/95                                           $12,051     $10,332
4/30/95                                           $12,136     $10,562
5/31/95                                           $12,278     $10,743
6/30/95                                           $12,911     $11,301
7/31/95                                           $13,601     $11,952
8/31/95                                           $13,951     $12,199
9/30/95                                           $14,301     $12,418
10/31/95                                          $13,866     $11,863
11/30/95                                          $14,130     $12,361
12/31/95                                          $14,338     $12,687
1/31/96                                           $14,116     $12,673
2/29/96                                           $14,405     $13,069
3/31/96                                           $15,156     $13,335
4/30/96                                           $17,311     $14,049
5/31/96                                           $18,812     $14,602
6/30/96                                           $18,110     $14,002
7/31/96                                           $16,695     $12,780
8/31/96                                           $18,668     $13,522
9/30/96                                           $21,715     $14,051
10/31/96                                          $21,209     $13,834
11/30/96                                          $21,962     $14,404
12/31/96                                          $21,846     $14,782
1/31/97                                           $22,665     $15,077
2/28/97                                           $21,488     $14,713
3/31/97                                           $20,040     $14,018
4/30/97                                           $20,159     $14,057
5/31/97                                           $23,925     $15,621
6/30/97                                           $24,875     $16,291
(1) This chart illustrates POP returns on
Class A Shares only. Returns
will vary on Class B and Class C Shares due
to differing sales charges.
(2) The Russell 2000 consists of the smallest
2,000 securities in the
Russell 3000 Index. The index is widely
regarded in the industry as
a premier measure of small cap stocks.
10/10/94 (Fund Inception)
Past performance is not predictive of future
performance.
Ten Largest Holdings at June 30, 1997 (as a
percentage of total assets)
1. MRV Communications, Inc                           3.6%
Supplier of fiber optic communication
equipment
2. Ocwen Asset Investment Corp.                      3.3%
Real estate management company
3. 99 Cents Only Stores                              3.1%
Operates chain of close-out merchandise
stores
4. Signature Resorts, Inc.                           2.8%
Develops and operates time-share resorts
5. BA Merchant Services, Inc.                        2.7%
Provides payment processing and related
information, products and services
6. Tecnomatix Technologies Ltd.                      2.6%
Makes computer aided production engineering
software
7. Advanced Health Corporation                       2.6%
Provides integrated services and clinical
information systems
8. MSC Industrial Direct Co., Inc.                   2.4%
Direct marketer of industrial products
9. Ascend Communications, Inc.                       2.4%
Develops, manufactures wide area network
products
10. Healthcare Recoveries, Inc.                      2.4%
Provides health insurance and recovery
services

THE PASADENA GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE:
  The Pasadena Global Growth Fund seeks to achieve long-term growth of capital by investing in a globally diversified portfolio of equity securities, which may be traded in securities markets in foreign countries and the United States.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30?

A: The NAV for The Pasadena Global Growth Fund's Class A Shares increased 15.11 percent, compared to 15.09 percent for the MSCI All Country World Index.* The Fund ranked number 1 out of 104 global funds for the three-year period and number 14 out of 175 global funds for the one-year period ended June 30, 1997, according to Lipper Analytical Services. Complete performance figures are shown on page 13.

Q: WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?

A: With a significant commitment to the U.S., the Fund continued to benefit from the strength of the U.S. market during the first of the year. At the same time, the Fund's relatively low weighting in Japan, which lagged the performance of the overall benchmark during this period, also helped the Fund's performance. Overall the Fund's performance can be attributed to several strong performing stocks, especially among the top ten holdings. Although the Fund had its share of underperforming stocks, they were generally limited to relatively small holdings.

Q: GIVE SOME EXAMPLES OF STOCKS THAT PERFORMED WELL.

A: The Fund's best performing stock and one of its top holdings during the period was Telebras, the Brazilian telecommunications service provider. Telebras benefited from strong earnings growth and positive investor sentiment over prospects for privatization of the Brazilian telecommunications sector. Another top-performer among the Fund's top holdings was Baan, a provider of business applications software based in the Netherlands. Other significant holdings which performed well were HSBC Holdings, Ericsson and Telefonica de Espana, all of which benefited from strong earnings growth.

Q: WHAT ABOUT SOME STOCKS THAT UNDERPERFORMED?

A: A large holding that underperformed during the period was Boston Scientific. Although the company reported somewhat disappointing earnings, we continue to believe in its long-term prospects and thus continue to hold the stock. Another significant holding that underperformed was Wells Fargo whose earnings were affected by costs of acquiring First Interstate Bank. In addition, a few smaller holdings such as Italian-Thai Development did not live up to expectations.

Q: WHAT CHANGES HAVE YOU MADE TO THE FUND?

A: We gradually reduced the Fund's weighting in the U.S. from 31 percent at the end of last year to around 24 percent as of June 30, 1997. The reduction reflects our view that the U.S. market has become somewhat less attractive than other markets, especially Europe. Nevertheless, with a weighting of 24 percent, the Fund continues to have a significant presence in the U.S. Over the first half of the year, we also reduced the weighting in Asia from 33 percent to 26 percent. Offsetting these reductions was an increase in the European weighting from 23 percent 37 percent and in the Latin American weighting from 5 percent to 8 percent. The change in regional weightings is generally a function of our bottom-up stock picking process as opposed to a top-down analysis.
  In our top ten holdings we added Novartis and increased positions in Boston Scientific, Telefonica de Espana and Telebras, making them significant holdings in the Fund. We reduced our positions somewhat in Intel, Cisco, Hutchison Whampoa and Reuters. We sold News Corporation and Astra due to concerns regarding future earnings growth.

Q: WHAT IS YOUR OUTLOOK GOING FORWARD?

A: We feel the economic environment remains very favorable for global investing right now. Nearly every market around the world is experiencing good economic growth and at the same time relatively low inflation. We believe this is very positive for stocks. The trend toward greater political and economic reform around the world remains in place.

*MSCI AC WORLD (MORGAN STANLEY CAPITAL
INTERNATIONAL ALL COUNTRY WORLD INDEX)
IS AN UNMANAGED INDEX OF OVER 1,460
SECURITIES ON THE STOCK EXCHANGES OF
22 COUNTRIES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS (AS OF 6/30/97)
                                                                         SINCE
                                                 1 YEAR     3 YEARS    INCEPTION
A Shares (Inception: 11/1/93)
NAV                                                29.38%      27.88%      27.58%
POP                                                22.26%      25.49%      25.63%
B Shares
CDSC                                                                      21.10%*
No CDSC                                                                   26.10%*
C Shares
CDSC                                                                      22.06%*
No CDSC                                                                   23.06%*
*not annualized
All return figures are historical and include
changes in share price and the reinvestment
of both dividends and capital gains
distributions. The POP (Public Offering
Price) total returns include the effect of
the maximum 5.50% sales charge. The NAV
(Net Asset Value) total returns do not
include the effect of any sales charge.
Prior to 9/1/96, the Fund's shares were not
offered to the public and, although the
Fund's portfolio was managed substantially
in accordance with the investment policies
and objective described in the Prospectus
during that period, some management
differences did occur due primarily to the
Fund's small asset size. Accordingly, the
Fund's performance during periods prior to
9/1/96
may not be relevant to an assessment of such
Fund's performance subsequent to such date.
Additionally, the Manager waived all
management, administrative and service fees
otherwise payable to it by the Fund for the
indicated periods, which had the
effect of increasing the Fund's total return
for those periods.
All returns represent past performance, which
may not be indicative of future performance.
The investment return and principal
value of an investment will fluctuate so that
an investor's shares, when redeemed, may be
worth more or less than their original cost.
Diversification by Country (Top 10 Countries
as of 6/30/97)
(as a percentage of total investment in
securities)
United States                                       23.7%
Hong Kong                                           11.2%
United Kingdom                                      10.1%
Switzerland                                          5.7%
Netherlands                                          3.7%
Sweden                                               3.7%
Mexico                                               3.3%
Brazil                                               2.8%
Germany                                              2.8%
Israel                                               2.6%
Comparison of Change in Value of a $10,000
Investment-
The Pasadena Global Growth Fund A Shares(1)
and the MSCI AC World Index (2)
                                               Fund After
                                                  Maximum
                                                              MSCI AC
                                                                World
                                               Sales Load       Index
11/01/93                                          $10,000     $10,000
11/30/93                                           $9,773      $9,507
12/31/93                                          $10,567     $10,059
1/31/94                                           $10,766     $10,713
2/28/94                                           $10,813     $10,548
3/31/94                                           $10,482     $10,071
4/30/94                                           $10,784     $10,353
5/31/94                                           $11,068     $10,419
6/30/94                                           $11,030     $10,370
7/31/94                                           $11,285     $10,613
8/31/94                                           $11,607     $10,995
9/30/94                                           $11,484     $10,765
10/31/94                                          $12,202     $11,018
11/30/94                                          $13,365     $10,543
12/31/94                                          $13,289     $10,586
1/31/95                                           $13,280     $10,342
2/28/95                                           $13,582     $10,448
3/31/95                                           $14,017     $10,924
4/30/95                                           $14,310     $11,298
5/31/95                                           $14,896     $11,411
6/30/95                                           $15,501     $11,410
7/31/95                                           $16,021     $11,947
8/31/95                                           $15,898     $11,676
9/30/95                                           $16,484     $12,005
10/31/95                                          $16,200     $11,804
11/30/95                                          $16,550     $12,154
12/31/95                                          $16,457     $12,518
1/31/96                                           $17,220     $12,774
2/29/96                                           $17,439     $12,828
3/31/96                                           $17,448     $13,033
4/30/96                                           $17,753     $13,395
5/31/96                                           $18,182     $13,390
6/30/96                                           $17,830     $13,470
7/31/96                                           $16,800     $12,960
8/31/96                                           $17,591     $13,117
9/30/96                                           $18,263     $13,597
10/31/96                                          $18,409     $13,647
11/30/96                                          $19,891     $14,369
12/31/96                                          $20,040     $14,158
1/31/97                                           $21,144     $14,397
2/28/97                                           $20,986     $14,597
3/31/97                                           $20,029     $14,311
4/30/97                                           $20,430     $14,773
5/31/97                                           $21,954     $15,643
6/30/97                                           $23,069     $16,451
(1) This chart illustrates POP returns on
Class A Shares only. Returns will vary on
Class B and Class C
Shares due to differing sales charges.
(2) MSCI AC World (Morgan Stanley Capital
International All Country World Index). The
MSCI AC
World is an unmanaged index of over 1,460
securities on the stock exchanges of 22
countries.
11/1/93 (Fund Inception)
Past performance is not predictive of future
performance.
Ten Largest Holdings at June 30, 1997 (as a
percentage of total assets)
1. HSBC Holdings plc (Hong Kong) ADR                 3.5%
An international banking group
2. LM Ericsson Corporation (Sweden) ADR              3.1%
An international leader in telecommunications
equipment
3. Roche Holding Ltd. (Switzerland) ADR              2.3%
Swiss manufacturer and distributer of
pharmaceuticals
4. Dr Solomon's Group Spon ADR                       2.2%
UK based developer of anti-virus software for
PCs and PC Networks
5. Intel Corporation (United States)                 2.1%
Leading manufacturer of microprocessors
6. Coca-Cola Femsa, S.A. de C.V. Spon ADR            2.0%
Leading Coke distributor in Mexico and
Argentina
7. The Gillette Company (United States)              1.9%
Global manufacturer of razors
8. Telefonica de Espana S.A. Spon ADR                1.8%
Leading Spanish telecommunications provider
operating in Spain and Latin America
9. Telecommon Brazil-Telebras Spons ADR              1.8%
Leading Brazilian telecommunications provider
10. Novartis AG CHF20 ADR                            1.8%
Swiss-based global manufacturer and
distributor of pharmaceuticals

THE PASADENA VALUE 25 FUND

INVESTMENT OBJECTIVE:
  The Pasadena Value 25 Fund seeks to achieve dividend income and long-term growth of capital by investing primarily in 25 high yielding stocks on the S&P 500.
  Management believes the quantitative investment approach of Value 25 will challenge the Dogs of the Dow strategy, which buys the 10 highest yielding stocks on the Dow Jones Industrial Average and replaces them with new Dogs the following year.

Q: HOW DID THE PASADENA VALUE 25 FUND PERFORM COMPARED TO THE S&P 500 INDEX OVER THE FIRST HALF OF THE YEAR?

A: The NAV for the Fund's Class A Shares increased 13.12 percent versus 20.58 percent for the S&P 500. Complete performance figures are on page 15.
  An analysis of the returns shows that the gains in the S&P in the first half were led by two sectors not well represented in Value 25, Technology and Consumer Staples. These industries generally pay lower dividends, if any, and thus do not generally meet the requirements of Value 25. By contrast, the primary sectors in which Value 25 is invested include Industrial, Energy and Basic Materials--all of which were out of favor in the first two quarters of the year.

Q: HOW HAS THE FUND PERFORMED AGAINST SIMILAR DIVIDEND STRATEGY STYLES SUCH AS THE DOGS OF THE DOW?

A: Value 25 and the Dogs of the Dow strategy were neck-and-neck for the last six months. At the end of the second quarter, the Dogs of the Dow stocks had a slight edge with a 13.57 percent return.

Q: WHAT WERE THE BEST CONTRIBUTORS TO THE FUND'S RETURN OVER THE PAST SIX
MONTHS?

A: Maytag, Paccar and SUPERVALU were among the best performers. All three companies announced either a raise in dividends, additional stock repurchases, or both over the last six months. We believe the dividend increases and stock buybacks are an indication of improved fundamentals for these stocks. Despite their run-ups, we believe Paccar and SUPERVALU are still undervalued and continue to meet the Fund's investment criteria.

Q: WHAT STOCKS HAVE NOT PERFORMED UP TO EXPECTATIONS?

A: Unfortunately, the strong economy did not spill over to the automotive sector, and sales were weaker than expected in the first half for GM and Chrysler. However, despite the weakness, these companies provided positive returns. In fact, no stock held in the Fund for the entire six months had a negative return. We believe all stocks in the Fund have limited downside due to their high yields and quality of earnings.

Q: WHAT CHANGES DID YOU MAKE TO THE FUND OVER THE PERIOD AND WHY?

A: We replaced seven stocks at the end of the first quarter and five stocks at the end of the second quarter. Half were replaced because their price had run up considerably and no longer represented a good value. The other half were replaced because of weakening earnings quality.

Q: HOW HAS QUARTERLY REBALANCING ADDED TO THE TURNOVER OF THE PORTFOLIO?

A: In the prospectus, we estimated turnover of 200 percent. However, turnover has been much less than initially expected. At the current pace, the turnover of the Fund will be closer to 100 percent.

Q: WHAT IS YOUR OUTLOOK FOR VALUE 25 FOR THE REST OF THE YEAR?

A: As mentioned, the Industrial, Energy and Basic Materials sectors were out of favor during the first half of the year. We realize that an underperforming sector in one quarter may be the one of the best performing sectors the next. We are confident about the stocks that currently make up the portfolio and expect a strong showing from them in the third and fourth quarters.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              TOTAL RETURNS(1)
                                                 SINCE
                                               INCEPTION
                                                12/17/96
                                                THROUGH
                                                6/30/97
A Shares(2)
NAV                                               15.50%*
POP                                                9.17%*
B Shares (Inception 1/10/97
CDSC                                               5.86%*
No CDSC                                           10.86%*
C Shares (Inception 1/10/97)
CDSC                                               9.89%*
No CDSC                                           10.89%*
*not annualized
1 Total returns are historical and include
changes in share price and the reinvestment
of both dividends are capital gains
distributions.
2 POP (Public Offering Price) total returns
include the effect of the maxiumum front-end
5.50% sales charge.
NAV (Net Asset Value) total returns do not
include the effect of any sales charge.
All returns represent past performance which
may not be indicative of future performance.
The investment return and principal value of
an investment will fluctuate so that an
investor's
shares, when redeemed, may be worth more or
less than their original cost.
Ten Largest Holdings at June 30, 1997 (as a
percentage of total assets)
1. USX--U.S. Steel Group                             4.5%
Integrated steel producer
2. PACCAR Inc.                                       4.4%
Designs, manufactures, markets commercial and
industrial equipment
3. Ford Motor Company                                4.3%
Manufactures and sells automobiles, trucks
and related parts globally
4. Eastman Chemical Company                          4.2%
International chemical producer
5. SBC Communications Inc.                           4.1%
Telecommunications company
6. Springs Industries, Inc.                          4.1%
Produces printed and other fabrics
7. ASARCO Incorporated                               4.1%
Producer of nonferrous metals
8. Dana Corporation                                  4.0%
Manufacturer of auto parts
9. SUPERVALU INC.                                    4.0%
U.S. food wholesaler and retailer
10. Cooper Industries, Inc.                          4.0%
Manufactures electrical, industrial and
automotive products

THE PASADENA GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
COMMON STOCKS
ADVERTISING - 2.4%
The Interpublic Group of
  Companies, Inc..............     195,000    $  11,956
                                             -----------
BANKING - 2.2%
Wells Fargo & Company.........      40,000       10,780
                                             -----------

BEVERAGES - 3.1%
The Coca-Cola Company.........      95,000        6,412
PepsiCo, Inc..................     240,000        9,015
                                             -----------
                                                 15,427
                                             -----------
BUSINESS SERVICES - 4.1%
First Data Corporation........     290,000       12,742
Reuters Holdings PLC ADS B....     115,000        7,245
                                             -----------
                                                 19,987
                                             -----------
COMMERCIAL INFORMATION
  SERVICES - 1.6%
America Online, Inc.*.........     140,000        7,787
                                             -----------

COMMUNICATIONS EQUIPMENT - 4.4%
Cisco Systems*................     170,000       11,411
MRV Communications, Inc.*.....     155,000        4,573
3Com Corp.*...................     120,000        5,400
                                             -----------
                                                 21,384
                                             -----------
COMPUTER HARDWARE - 2.1%
COMPAQ Computer*..............      60,000        5,955
Hewlett-Packard...............      75,000        4,200
                                             -----------
                                                 10,155
                                             -----------
COMPUTER SOFTWARE - 8.8%
Legato Systems, Inc.*.........     150,000        2,775
McAfee Associates Inc.*.......     105,000        6,628
Microsoft Corporation*........      95,000       12,006
Oracle Systems*...............     165,000        8,312
PeopleSoft, Inc.*.............     190,000       10,023
Rational Software
  Corporation*................     200,000        3,363
                                             -----------
                                                 43,107
                                             -----------

                                  SHARES        VALUE
                                -----------  -----------
CONSUMER PRODUCTS - 5.3%
The Gillette Company..........     240,000    $  22,740
Luxottica Group S.p.A.
  sponsored ADR...............      45,000        3,051
                                             -----------
                                                 25,791
                                             -----------
DIVERSIFIED
  MANUFACTURING - 0.6%
General Electric..............      45,000        2,942
                                             -----------

ELECTRONICS & ELECTRICAL
  EQUIPMENT - 8.4%
Applied Materials, Inc.*......      70,000        4,957
Etec Systems, Inc.*...........      65,000        2,787
Intel Corporation.............      70,000        9,927
Linear Technology
  Corporation.................     120,000        6,210
Maxim Integrated Products,
  Inc.*.......................      70,000        3,981
Texas Instruments
  Incorporated................     120,000       10,088
Xilinx, Inc.*.................      70,000        3,434
                                             -----------
                                                 41,384
                                             -----------
FINANCIAL SERVICES - 9.9%
Federal Home Loan Mortgage
  Corporation.................     385,000       13,234
Federal National Mortgage
  Association.................     290,000       12,651
Green Tree Financial
  Corporation.................     480,000       17,100
MBNA Corporation..............     145,000        5,311
                                             -----------
                                                 48,296
                                             -----------
FINANCIAL SERVICES/
  BROKERAGE - 1.0%
The Charles Schwab
  Corporation.................     120,000        4,883
                                             -----------

GAMING - 0.2%
Circus Circus Enterprises,
  Inc.*.......................      45,000        1,108
                                             -----------

HEALTHCARE SERVICES - 3.1%
HBO & Company.................      70,000        4,821
Oxford Health Plans, Inc.*....     145,000       10,404
                                             -----------
                                                 15,225
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
HOSPITAL COMPANIES - 1.0%
Columbia/HCA Healthcare
  Corporation.................     120,000    $   4,717
                                             -----------
HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Company.....      93,000        6,068
The Procter & Gamble
  Company.....................      25,000        3,531
                                             -----------
                                                  9,599
                                             -----------
INVESTMENT MANAGEMENT - 2.1%
AMVESCAP PLC sponsored ADR....     115,000        6,699
T. Rowe Price Associates,
  Inc.........................      70,000        3,614
                                             -----------
                                                 10,313
                                             -----------
LEISURE - 4.6%
Carnival Corporation..........     190,000        7,837
The Walt Disney Company.......      70,000        5,617
HFS, Incorporated*............     100,000        5,800
Signature Resorts, Inc.*......      95,000        3,283
                                             -----------
                                                 22,537
                                             -----------
MANUFACTURING - CIGARS - 0.6%
General Cigar Holdings,
  Inc.*.......................      95,000        2,797
                                             -----------
MEDICAL EQUIPMENT &
  SUPPLIES - 4.9%
Boston Scientific
  Corporation*................     175,000       10,752
Johnson & Johnson.............      75,000        4,828
Medtronic, Inc................     105,000        8,505
                                             -----------
                                                 24,085
                                             -----------
PHARMACEUTICALS - 9.2%
Elan Corporation, plc
  sponsored ADR*..............      95,000        4,299
Merck & Co., Inc..............     120,000       12,420
Pfizer Inc....................     380,000       22,705
Roche Holdings Ltd. ADR.......      60,000        5,452
                                             -----------
                                                 44,876
                                             -----------
RESTAURANTS - 0.4%
McDonald's Corporation........      45,000        2,174
                                             -----------
                                  SHARES        VALUE
                                -----------  -----------

RETAIL - APPAREL & ACCESSORY
  STORES - 0.5%
Kohl's Corporation*...........      45,000    $   2,382
                                             -----------

RETAIL - AUTO SUPPLY
  STORES - 0.9%
AutoZone, Inc. *..............     190,000        4,477
                                             -----------

RETAIL - CATALOG - 0.7%
Viking Office Products,
  Inc.*.......................     190,000        3,610
                                             -----------

RETAIL - GENERAL
  MERCHANDISE - 3.8%
Consolidated Stores
  Corporation*................      75,000        2,606
Dollar General Corporation....     145,000        5,437
Sears, Roebuck and Company....     200,000       10,750
                                             -----------
                                                 18,793
                                             -----------
RETAIL - HOME FURNITURE,
  FURNISHINGS & EQUIPMENT
  STORES - 0.5%
Bed Bath & Beyond, Inc.*......      75,000        2,278
                                             -----------

RETAIL - SPECIALTY - 2.4%
CompUSA Inc.*.................     190,000        4,085
PETsMART, Inc.*...............     200,000        2,300
Staples, Inc.*................     240,000        5,580
                                             -----------
                                                 11,965
                                             -----------
TELECOMMUNICATIONS
  EQUIPMENT - 6.0%
Ascend Communications,
  Inc.*.......................     250,000        9,844
Pairgain Technologies,
  Inc.*.......................     403,000        6,247
Telefonaktiebolaget LM
  Ericsson sponsored ADR......     200,000        7,875
Tellabs, Inc.*................      95,000        5,308
                                             -----------
                                                 29,274
                                             -----------
TELECOMMUNICATIONS
  SERVICES - 0.3%
360 DEG. Communications
  Company*....................      95,000        1,627
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

    (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
TOBACCO PRODUCTS - 2.4%
Philip Morris Companies
  Inc.........................     260,000    $  11,538
                                             -----------

TOTAL COMMON STOCKS - 99.5%
  (COST $268,539).............                  487,254
                                             -----------

TOTAL INVESTMENT IN
  SECURITIES - 99.5%
  (COST $268,539).............                $ 487,254
                                             -----------
                                             -----------

-------------

*     Non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA NIFTY FIFTY FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
COMMON STOCKS
ADVERTISING - 1.8%
The Interpublic Group of
  Companies, Inc..............      80,000    $   4,905
                                             -----------
BANKING - 3.0%
Wells Fargo & Company.........      30,000        8,085
                                             -----------

BEVERAGES - 4.7%
The Coca-Cola Company.........     100,000        6,750
PepsiCo, Inc..................     150,000        5,634
                                             -----------
                                                 12,384
                                             -----------
BUSINESS SERVICES - 4.6%
Automatic Data Processing,
  Inc.........................      50,000        2,350
First Data Corporation........     150,000        6,591
Reuters Holdings PLC ADS B....      50,000        3,150
                                             -----------
                                                 12,091
                                             -----------
COMMUNICATIONS
  EQUIPMENT - 4.3%
Cisco Systems*................      70,000        4,699
3Com Corp.*...................     150,000        6,750
                                             -----------
                                                 11,449
                                             -----------
COMPUTER HARDWARE - 1.8%
COMPAQ Computer*..............      20,000        1,985
Hewlett-Packard...............      50,000        2,800
                                             -----------
                                                  4,785
                                             -----------
COMPUTER SOFTWARE - 4.7%
Microsoft Corporation*........      60,000        7,583
Oracle Systems*...............     100,000        5,038
                                             -----------
                                                 12,621
                                             -----------
CONSUMER PRODUCTS - 5.3%
The Gillette Company..........     150,000       14,212
                                             -----------
DIVERSIFIED
  MANUFACTURING - 1.2%
General Electric..............      50,000        3,269
                                             -----------

                                  SHARES        VALUE
                                -----------  -----------
ELECTRONICS & ELECTRICAL
  EQUIPMENT - 7.0%
Intel Corporation.............      50,000    $   7,091
Linear Technology
  Corporation.................     100,000        5,175
Texas Instruments
  Incorporated................      75,000        6,305
                                             -----------
                                                 18,571
                                             -----------
FINANCIAL SERVICES - 10.9%
American Express Company......      65,000        4,842
Federal Home Loan Mortgage
  Corporation.................     180,000        6,187
Federal National Mortgage
  Association.................     100,000        4,362
Green Tree Financial
  Corporation.................     225,000        8,016
MBNA Corporation..............     150,000        5,494
                                             -----------
                                                 28,901
                                             -----------
FINANCIAL SERVICES/BROKERAGE - 1.5%
The Charles Schwab
  Corporation.................     100,000        4,069
                                             -----------

GAMING - 1.2%
Circus Circus Enterprises,
  Inc.*.......................     125,000        3,078
                                             -----------

HEALTHCARE SERVICES - 2.6%
Oxford Health Plans, Inc.*....      95,000        6,816
                                             -----------

HOSPITAL COMPANIES - 1.8%
Columbia/HCA Healthcare
  Corporation.................     125,000        4,914
                                             -----------

HOUSEHOLD PRODUCTS - 2.5%
Colgate-Palmolive Company.....     100,000        6,525
                                             -----------

INVESTMENT MANAGEMENT - 1.5%
T. Rowe Price Associates,
  Inc.........................      75,000        3,872
                                             -----------

LEISURE - 3.5%
Carnival Corporation..........      75,000        3,094
The Walt Disney Company.......      40,000        3,210
HFS, Incorporated*............      50,000        2,900
                                             -----------
                                                  9,204
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA NIFTY FIFTY FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
MEDICAL EQUIPMENT &
  SUPPLIES - 7.9%
Boston Scientific
  Corporation*................     120,000    $   7,372
Johnson & Johnson.............     110,000        7,081
Medtronic, Inc................      80,000        6,480
                                             -----------
                                                 20,933
                                             -----------
PHARMACEUTICALS - 10.1%
Merck & Co., Inc..............     100,000       10,350
Pfizer Inc....................     200,000       11,950
Roche Holdings Ltd. ADR.......      50,000        4,544
                                             -----------
                                                 26,844
                                             -----------
RESTAURANTS - 0.9%
McDonald's Corporation........      50,000        2,416
                                             -----------
RETAIL - APPAREL &
  ACCESSORY STORES - 1.6%
Kohl's Corporation*...........      80,000        4,235
                                             -----------
RETAIL - AUTO SUPPLY STORES - 0.9%
AutoZone, Inc.*...............     100,000        2,356
                                             -----------

RETAIL - GENERAL
  MERCHANDISE - 3.0%
Sears, Roebuck and Company....     150,000        8,062
                                             -----------
                                  SHARES        VALUE
                                -----------  -----------

RETAIL - SPECIALTY - 3.4%
CompUSA Inc.*.................     200,000    $   4,300
Staples, Inc.*................     200,000        4,650
                                             -----------
                                                  8,950
                                             -----------
TELECOMMUNICATIONS
  EQUIPMENT - 2.2%
Telefonaktiebolaget LM
  Ericsson sponsored ADR......     150,000        5,906
                                             -----------

TOBACCO PRODUCTS - 2.5%
Philip Morris Companies
  Inc.........................     150,000        6,656
                                             -----------

TOTAL COMMON STOCKS - 96.4%
  (COST $149,438).............                  256,109
                                             -----------

TOTAL INVESTMENT IN
  SECURITIES - 96.4%
  (COST $149,438).............                $ 256,109
                                             -----------
                                             -----------

-------------

*     Non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA BALANCED RETURN FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED)

                                                          (Dollars in thousands)

                                     SHARES      VALUE
                                    ---------  ---------
COMMON STOCKS
ADVERTISING - 2.4%
The Interpublic Group of
  Companies, Inc..................     25,000  $   1,533
                                               ---------
BANKING - 2.1%
Wells Fargo & Company.............      5,000      1,348
                                               ---------
BEVERAGES - 4.2%
The Coca-Cola Company.............     15,000      1,013
PepsiCo, Inc......................     45,000      1,690
                                               ---------
                                                   2,703
                                               ---------
BUSINESS SERVICES - 3.4%
Reuters Holdings PLC ADS B........     17,000      1,071
Automatic Data Processing, Inc....     10,000        470
First Data Corporation............     15,000        659
                                               ---------
                                                   2,200
                                               ---------
COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems*....................     20,000      1,343
                                               ---------
COMPUTER HARDWARE - 1.2%
Hewlett-Packard...................     14,000        784
                                               ---------

COMPUTER SOFTWARE - 4.5%
Microsoft Corporation*............     14,000      1,769
Oracle Systems*...................     22,500      1,133
                                               ---------
                                                   2,902
                                               ---------
CONSUMER PRODUCTS - 5.2%
The Gillette Company..............     35,000      3,316
                                               ---------
ELECTRONICS & ELECTRICAL
  EQUIPMENT - 4.5%
Intel Corporation.................     10,000      1,418
Linear Technology Corporation.....      7,000        362
Texas Instruments Incorporated....     10,000        841
Xilinx, Inc.*.....................      6,000        294
                                               ---------
                                                   2,915
                                               ---------

                                     SHARES      VALUE
                                    ---------  ---------
FINANCIAL SERVICES - 6.0%
Federal Home Loan Mortgage
  Corporation.....................     45,000  $   1,547
Federal National Mortgage
  Association.....................     28,000      1,222
Green Tree Financial
  Corporation.....................     30,000      1,069
                                               ---------
                                                   3,838
                                               ---------
GAMING - 1.1%
Circus Circus Enterprises,
  Inc.*...........................     30,000        739
                                               ---------

HEALTHCARE SERVICES - 2.7%
HBO & Company.....................     10,000        689
Oxford Health Plans, Inc.*........     15,000      1,076
                                               ---------
                                                   1,765
                                               ---------
HOSPITAL COMPANIES - 1.8%
Columbia/HCA Healthcare
  Corporation.....................     30,000      1,179
                                               ---------

HOUSEHOLD PRODUCTS - 4.0%
Colgate-Palmolive Company.........     24,000      1,566
The Procter & Gamble Company......      7,000        989
                                               ---------
                                                   2,555
                                               ---------
LEISURE - 5.0%
Carnival Corporation..............     30,000      1,237
The Walt Disney Company...........     15,000      1,204
HFS, Incorporated*................     14,000        812
                                               ---------
                                                   3,253
                                               ---------
MEDICAL EQUIPMENT &
  SUPPLIES - 5.2%
Boston Scientific Corporation*....     10,000        614
Johnson & Johnson.................     24,000      1,545
Medtronic, Inc....................     15,000      1,215
                                               ---------
                                                   3,374
                                               ---------
PHARMACEUTICALS - 8.9%
Merck & Co., Inc..................     18,000      1,863
Pfizer Inc........................     50,000      2,987
Roche Holdings Ltd. ADR...........     10,000        909
                                               ---------
                                                   5,759
                                               ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA BALANCED RETURN FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                     SHARES      VALUE
                                    ---------  ---------
RESTAURANTS - 1.5%
McDonald's Corporation............     20,000  $     966
                                               ---------

RETAIL - AUTO SUPPLY STORES - 1.0%
AutoZone, Inc.*...................     27,000        636
                                               ---------
RETAIL - GENERAL
  MERCHANDISE - 2.1%
Sears, Roebuck and Company........     25,000      1,344
                                               ---------
TOBACCO PRODUCTS - 2.7%
Philip Morris Companies Inc.......     39,000      1,731
                                               ---------

TOTAL COMMON STOCKS - 71.6%
  (COST $21,954)..................                46,183
                                               ---------

                                      FACE
                                     AMOUNT      VALUE
                                    ---------  ---------
UNITED STATES TREASURY OBLIGATIONS
United States Treasury Bonds, 6%,
  02/15/2026......................  $   9,300  $   8,323
United States Treasury Notes,
  6.5%, 08/15/2005................      8,900      8,875
                                               ---------
TOTAL UNITED STATES TREASURY
  OBLIGATIONS - 26.7%
  (COST $17,501)..................                17,198
                                               ---------
TOTAL INVESTMENT IN
  SECURITIES - 98.3%
  (COST $39,455)..................             $  63,381
                                               ---------
                                               ---------

-------------

*     Non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA SMALL & MID-CAP GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
COMMON STOCKS
BANKING - 2.2%
Hamilton Bancorp, Inc.*.......      20,000    $     535
                                             -----------
BEVERAGES - 1.7%
Triarc Companies, Inc.*.......      20,000          408
                                             -----------

BUSINESS SERVICES - 4.5%
MAXIMUS, Inc.*................      20,000          357
U.S. Rentals, Inc.*...........      30,000          759
                                             -----------
                                                  1,116
                                             -----------
COMMUNICATIONS
  EQUIPMENT - 3.6%
MRV Communications, Inc.*.....      30,000          885
                                             -----------

COMPUTER SOFTWARE - 20.5%
Abacus Direct Corporation*....      15,000          488
Arbor Software Corporation*...       5,000          176
Dr Solomon's Group PLC*.......      15,000          381
Fusion Systems Corporation*...      10,000          396
Indus Group, Inc.*............      10,000          203
Legato Systems, Inc.*.........      20,000          370
McAfee Associates Inc.*.......       7,500          473
New Era of Networks, Inc.*....      20,000          330
NICE-Systems Ltd. sponsored
  ADR*........................      15,000          450
Rational Software
  Corporation*................      20,000          336
Stratasys, Inc.*..............      15,000          242
Tecnomatix Technologies
  Ltd.*.......................      20,000          650
Vantive Corporation*..........      10,000          283
Walker Interactive Systems,
  Inc.*.......................      20,000          280
                                             -----------
                                                  5,058
                                             -----------
CONSUMER SERVICES - 0.6%
Expeditors International of
  Washington, Inc.............       5,000          142
                                             -----------

                                  SHARES        VALUE
                                -----------  -----------
DIVERSIFIED
  MANUFACTURING - 2.4%
Ballantyne of Omaha, Inc.*....      30,000    $     540
Optimal Robotics Corp.*.......      15,000           60
                                             -----------
                                                    600
                                             -----------
ELECTRONICS & ELECTRICAL
  EQUIPMENT - 8.6%
Advanced Lighting
  Technologies, Inc.*.........      10,000          253
ANADIGICS, Inc.*..............       5,000          155
Etec Systems, Inc.*...........      10,000          429
Integrated Process Equipment
  Corporation*................      20,000          506
Micrel, Inc.*.................       5,000          255
Microchip Technology
  Incorporated*...............       5,000          149
Photon Dynamics, Inc.*........      50,000          325
RF Micro Devices Inc.*........       2,500           48
                                             -----------
                                                  2,120
                                             -----------
FINANCIAL SERVICES - 9.0%
ARM Financial Group, Inc.*....       2,000           40
BA Merchant Services, Inc.*...      35,000          667
Delta Financial
  Corporation*................      25,000          478
The Money Store...............       7,500          215
Ocwen Asset Investment
  Corp........................      40,000          810
                                             -----------
                                                  2,210
                                             -----------
FUNERAL SERVICES - 1.4%
The Loewen Group Inc..........      10,000          348
                                             -----------

HEALTHCARE SERVICES - 7.9%
Advanced Health
  Corporation*................      35,000          643
ArQule, Inc.*.................      25,000          434
Closure Medical
  Corporation*................      15,000          289
Healthcare Recoveries,
  Inc.*.......................      30,000          581
                                             -----------
                                                  1,947
                                             -----------
INDUSTRIAL/DIRECT MAIL
  DISTRIBUTOR - 2.7%
JLK Direct Distribution
  Inc.*.......................       2,000           51
MSC Industrial Direct Co.,
  Inc.*.......................      15,000          602
                                             -----------
                                                    653
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA SMALL & MID-CAP GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
LEISURE - 6.4%
Regal Cinemas, Inc.*..........      15,000    $     495
Signature Resorts, Inc.*......      20,000          691
Silverleaf Resorts, Inc.*.....      25,000          384
                                             -----------
                                                  1,570
                                             -----------
MANUFACTURING - CIGARS - 1.2%
General Cigar Holdings,
  Inc.*.......................      10,000          294
                                             -----------
MANUFACTURING -
   MISCELLANEOUS - 1.1%
Roper Industries, Inc.........       5,000          259
                                             -----------

MEDICAL EQUIPMENT &
  SUPPLIES - 1.8%
Mentor Corporation............      15,000          444
                                             -----------
PHARMACEUTICALS - 1.1%
Kos Pharmaceuticals, Inc.*....      10,000          278
                                             -----------
RETAIL - CATALOG - 2.3%
Viking Office Products,
  Inc.*.......................      30,000          570
                                             -----------
RETAIL - GENERAL
  MERCHANDISE - 6.3%
Cost Plus, Inc.*..............      20,000          525
Mazel Stores, Inc.*...........      15,000          262
99 Cents Only Stores*.........      25,000          753
                                             -----------
                                                  1,540
                                             -----------
                                  SHARES        VALUE
                                -----------  -----------
RETAIL - SPECIALTY - 4.5%
Barnes & Noble, Inc.*.........       5,000    $     215
CompUSA Inc.*.................      20,000          430
PETsMART, Inc.*...............      40,000          460
                                             -----------
                                                  1,105
                                             -----------
TELECOMMUNICATIONS
  EQUIPMENT - 2.4%
Ascend Communications,
  Inc.*.......................      15,000          591
                                             -----------

TOTAL COMMON STOCKS - 92.2%
  (COST $19,956)..............                   22,673
                                             -----------

WARRANTS
ELECTRONICS & ELECTRICAL
  EQUIPMENT - 0.8%
Intel Corporation (expires
  1998)*......................       2,000          203
                                             -----------

TOTAL WARRANTS - 0.8%
  (COST $188).................                      203
                                             -----------

TOTAL INVESTMENT IN
  SECURITIES - 93.0%
  (COST $20,144)..............                $  22,876
                                             -----------
                                             -----------

-------------

*     Non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GLOBAL GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
COMMON STOCKS
ARGENTINA - 0.9%
TELECOMMUNICATIONS
  SERVICES - 0.9%
Telecom Argentina STET -
  France Telecom S.A.
  sponsored ADR...............       1,000    $      53
Telefonica de Argentina
  sponsored ADR...............       1,500           52
                                             -----------
  TOTAL ARGENTINA.............                      105
                                             -----------

AUSTRALIA - 1.0%
BEVERAGES - 1.0%
Coca-Cola Amatil sponsored
  ADR.........................       4,700          121
                                             -----------
BRAZIL - 2.8%
RETAIL - GENERAL
  MERCHANDISE - 1.0%
Companhia Brasileira de
  Distribuicao sponsored
  ADR.........................       5,000          114
                                             -----------

TELECOMMUNICATIONS
  SERVICES - 1.8%
Telecomunicacoes Brasileiras
  sponsored ADR...............       1,400          212
                                             -----------
  TOTAL BRAZIL................                      326
                                             -----------

CHINA - 0.9%
UTILITIES - ELECTRIC - 0.9%
Huaneng Power International,
  Inc. sponsored ADR..........       4,000          102
                                             -----------
CZECH REPUBLIC - 0.8%
MEDIA & BROADCASTING - 0.8%
Central European Media
  Enterprises Ltd.*...........       3,700           96
                                             -----------

                                  SHARES        VALUE
                                -----------  -----------

FINLAND - 0.9%
TELECOMMUNICATIONS
  EQUIPMENT - 0.9%
Nokia Corporation sponsored
  ADR.........................       1,400    $     103
                                             -----------

FRANCE - 1.0%
OFFSHORE DRILLING - 1.0%
Elf Aquitaine sponsored ADR...       2,200          120
                                             -----------

GERMANY - 2.8%
AUTO/TRUCK PARTS &
  EQUIPMENT - 0.7%
Bayerische Motoren Werke
  Aktiengesellschaft..........         100           83
                                             -----------

COMPUTER SOFTWARE - 1.1%
SAP Aktiengesellschaft
  sponsored ADR*..............       1,800          125
                                             -----------

MANUFACTURING -
  CHEMICALS - 1.0%
Hoechst Aktiengesellschaft....       2,800          119
                                             -----------
  TOTAL GERMANY...............                      327
                                             -----------

HONG KONG - 11.4%
BANKING - 3.5%
HSBC Holdings plc sponsored
  ADR.........................       1,350          406
                                             -----------

COMPUTER SOFTWARE - 1.0%
Founder Limited...............     160,761          109
                                             -----------

CONGLOMERATE - 1.8%
First Pacific Company Limited
  sponsored ADR...............      18,000          115
Hutchison Whampoa Limited
  ADR.........................       2,250           97
                                             -----------
                                                    212
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GLOBAL GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
CONSUMER PRODUCTS - 2.2%
Amway Asia Pacific Ltd.*......       3,700    $     161
Nu Skin Asia Pacific, Inc.*...       3,700           98
                                             -----------
                                                    259
                                             -----------
FINANCIAL SERVICES - 0.5%
AEON Credit Service (Asia)
  Company Limited*............     175,000           59
                                             -----------
INFRASTRUCTURE - 0.6%
New World Infrastructure
  Limited*....................      22,000           62
                                             -----------

INSURANCE - 0.7%
National Mutual Asia
  Limited.....................      74,000           82
                                             -----------

MEDIA & BROADCASTING - 0.6%
Television Broadcasts
  Limited.....................      15,000           67
                                             -----------
PROPERTY DEVELOPMENT - 0.5%
Sun Hung Kai Properties
  Limited.....................       5,000           60
                                             -----------
  TOTAL HONG KONG.............                    1,316
                                             -----------

INDIA - 2.1%
BANKING - 0.7%
State Bank of India GDR*......       2,900           77
                                             -----------
ENGINEERING & CONSTRUCTION - 0.8%
Larsen & Toubro Limited
  GDR*........................       5,300           91
                                             -----------

INVESTMENT COMPANIES - 0.6%
The India Fund, Inc...........       7,500           72
                                             -----------
  TOTAL INDIA.................                      240
                                             -----------

INDONESIA - 2.4%
BANKING - 0.9%
PT Bank International
  Indonesia*..................      58,500           51
PT Bank Tiara Asia*...........      38,000           45
                                             -----------
                                                     96
                                             -----------
                                  SHARES        VALUE
                                -----------  -----------

TELECOMMUNICATIONS
  SERVICES - 1.0%
Perusahaan Persero P.T.
  Telekom sponsored ADR.......       3,600    $     117
                                             -----------

TOBACCO PRODUCTS - 0.5%
PT Hanjaya Mandala
  Sampoerna*..................      16,000           61
                                             -----------
  TOTAL INDONESIA.............                      274
                                             -----------

IRELAND - 1.5%
COMPUTER SOFTWARE - 0.7%
Iona Technologies PLC
  sponsored ADR...............       4,200           83
                                             -----------

PHARMACEUTICALS - 0.8%
Elan Corporation, plc
  sponsored ADR*..............       1,900           86
                                             -----------
  TOTAL IRELAND...............                      169
                                             -----------

ISRAEL - 2.6%
COMPUTER SOFTWARE - 2.6%
NICE-Systems Ltd. sponsored
  ADR*........................       4,400          132
Tecnomatix Technologies
  Ltd.*.......................       5,300          172
                                             -----------
  TOTAL ISRAEL................                      304
                                             -----------

ITALY - 1.3%
CONSUMER PRODUCTS - 0.9%
Luxottica Group S.p.A.
  sponsored ADR...............       1,500          102
                                             -----------

RETAIL - HOME FURNITURE - 0.4%
Industrie Natuzzi S.p.A.
  sponsored ADR...............       1,700           44
                                             -----------
  TOTAL ITALY.................                      146
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GLOBAL GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
JAPAN - 2.6%
ELECTRONICS & ELECTRICAL
  EQUIPMENT - 2.0%
Kyocera Corporation sponsored
  ADR.........................         700    $     111
Sony Corp. sponsored ADR......       1,400          123
                                             -----------
                                                    234
                                             -----------
OFFICE EQUIPMENT - 0.6%
Canon, Inc. sponsored ADR.....         450           61
                                             -----------
  TOTAL JAPAN.................                      295
                                             -----------
KOREA - 2.2%
BANKING - 0.7%
Kookmin Bank sponsored GDR....       3,575           78
                                             -----------

ELECTRONICS & ELECTRICAL
  EQUIPMENT - 0.5%
Samsung Electronics Co., Ltd.
  sponsored GDR...............         914           53
                                             -----------

TELECOMMUNICATIONS
  SERVICES - 0.2%
SK Telecom Co. Ltd. ADR.......       2,900           29
                                             -----------

UTILITIES - ELECTRIC - 0.8%
Korea Electric Power
  Corporation sponsored ADR...       5,100           95
                                             -----------
  TOTAL KOREA.................                      255
                                             -----------

MEXICO - 3.3%
BEVERAGES - 2.0%
Coca-Cola Femsa, S.A. de C.V.
  sponsored ADR...............       4,500          232
                                             -----------
                                  SHARES        VALUE
                                -----------  -----------

RETAIL - GENERAL
  MERCHANDISE - 1.3%
Cifra, S.A. de C.V. ADR.......      81,300    $     149
                                             -----------
  TOTAL MEXICO................                      381
                                             -----------

NETHERLANDS - 3.7%
BEVERAGES - 0.4%
Heineken N.V. ADR.............         300           51
                                             -----------

COMPUTER SOFTWARE - 1.2%
Baan Company N.V.*............       2,000          138
                                             -----------

INSURANCE - 1.0%
ING Groep N.V.................       2,542          117
                                             -----------

PUBLISHING - 1.1%
Wolters Kluwer N.V............       1,000          122
                                             -----------
  TOTAL NETHERLANDS...........                      428
                                             -----------

PERU - 0.9%
TELECOMMUNICATIONS
  SERVICES - 0.9%
Telefonica del Peru sponsored
  ADR.........................       4,100          107
                                             -----------

PHILIPPINES - 2.1%
CONGLOMERATE - 0.5%
Ayala Corp, Inc...............      83,750           60
                                             -----------

INFRASTRUCTURE - 0.4%
International Container
  Terminal Services, Inc.*....      91,500           47
                                             -----------

PROPERTY DEVELOPMENT - 0.2%
Fil-Estate Land, Inc.*........      74,700           22
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GLOBAL GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
TELECOMMUNICATIONS
  SERVICES - 0.7%
Philippine Long Distance
  Telephone Company sponsored
  ADR.........................       1,200    $      77
                                             -----------

UTILITIES - ELECTRIC - 0.3%
Manila Electric Company, Class
  B*..........................       6,800           34
                                             -----------
  TOTAL PHILIPPINES...........                      240
                                             -----------

RUSSIA - 1.1%
TELECOMMUNICATIONS
  SERVICES - 1.1%
Open Joint Stock Company
  Vimpel Communications
  sponsored ADR*..............       3,350          127
                                             -----------

SINGAPORE - 1.1%
COMPUTER SOFTWARE - 1.1%
Datacraft Asia*...............      40,000          127
                                             -----------

SPAIN - 1.9%
TELECOMMUNICATIONS
  SERVICES - 1.9%
Telefonica de Espana, S.A.
  sponsored ADR...............       2,500          216
                                             -----------

SWEDEN - 3.7%
CAPITAL GOODS EQUIPMENT - 0.6%
ABB AB sponsored ADR..........         500           70
                                             -----------
TELECOMMUNICATIONS
  EQUIPMENT - 3.1%
Telefonaktiebolaget LM
  Ericsson sponsored ADR......       9,200          362
                                             -----------
  TOTAL SWEDEN................                      432
                                             -----------
                                  SHARES        VALUE
                                -----------  -----------

SWITZERLAND - 5.8%
CAPITAL GOODS EQUIPMENT - 0.4%
ABB AG - Sponsored ADR........         270    $      41
                                             -----------

INSURANCE - 1.3%
Zurich Insurance Group........         375          149
                                             -----------

PHARMACEUTICALS - 4.1%
Novartis Aktiengesellschaft...         130          208
Roche Holdings Ltd. sponsored
  ADR.........................       3,000          272
                                             -----------
                                                    480
                                             -----------
  TOTAL SWITZERLAND...........                      670
                                             -----------

TAIWAN - 0.5%
ELECTRONICS & ELECTRICAL
  EQUIPMENT - 0.5%
ASE Test Limited..............       1,500           63
                                             -----------

UNITED KINGDOM - 10.3%
BUSINESS SERVICES - 3.0%
Hays PLC......................      10,900          103
Rentokil Initial PLC..........      15,600           55
Reuters Holdings PLC ADS B....       3,000          189
                                             -----------
                                                    347
                                             -----------
COMPUTER SOFTWARE - 2.6%
Dr Solomon's Group PLC ADR*...      10,000          254
Sema Group PLC................       2,200           45
                                             -----------
                                                    299
                                             -----------
GAMING - 1.3%
Ladbroke Group PLC............      39,300          155
                                             -----------

INSURANCE - 0.5%
Prudential Corporation PLC....       5,300           52
                                             -----------

INVESTMENT MANAGEMENT - 1.3%
AMVESCAP PLC sponsored ADR....       2,600          152
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GLOBAL GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

                                                          (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
RESTAURANTS - 0.8%
Whitbread PLC.................       7,500    $      95
                                             -----------
TELECOMMUNICATIONS
  SERVICES - 0.8%
Vodafone Group Plc sponsored
  ADR.........................       1,800           87
                                             -----------
  TOTAL UNITED KINGDOM........                    1,187
                                             -----------

UNITED STATES - 24.0%
ADVERTISING - 1.6%
The Interpublic Group of
  Companies, Inc..............       3,000          184
                                             -----------

BANKING - 1.6%
Citicorp......................         500           60
Wells Fargo & Company.........         450          121
                                             -----------
                                                    181
                                             -----------
BEVERAGES - 0.4%
The Coca-Cola Company.........         600           41
                                             -----------
COMMUNICATIONS
  EQUIPMENT - 1.6%
Cisco Systems*................       2,700          181
                                             -----------
COMPUTER HARDWARE - 0.3%
Hewlett-Packard...............         700           39
                                             -----------

COMPUTER SOFTWARE - 3.6%
Microsoft Corporation*........         550           70
Oracle Systems*...............       3,500          176
Rational Software
  Corporation*................      10,000          168
                                             -----------
                                                    414
                                             -----------
CONSUMER PRODUCTS - 1.9%
The Gillette Company..........       2,300          218
                                             -----------
                                  SHARES        VALUE
                                -----------  -----------

CONSUMER SERVICES - 0.4%
Expeditors International of
  Washington, Inc.............       1,800    $      51
                                             -----------

DIVERSIFIED MANUFACTURING -
  0.3%
General Electric..............         450           29
                                             -----------

ELECTRONICS & ELECTRICAL
  EQUIPMENT - 2.0%
Intel Corporation.............       1,300          184
Linear Technology
  Corporation.................         900           47
                                             -----------
                                                    231
                                             -----------
FINANCIAL SERVICES - 1.7%
American Express Company......         600           45
Green Tree Financial
  Corporation.................       4,300          153
                                             -----------
                                                    198
                                             -----------
HOUSEHOLD PRODUCTS - 0.8%
Colgate-Palmolive Company.....       1,500           98
                                             -----------

INSURANCE - 0.6%
American International Group,
  Inc.........................         450           67
                                             -----------

LEISURE - 1.0%
HFS, Incorporated*............       1,600           93
The Walt Disney Company.......         350           28
                                             -----------
                                                    121
                                             -----------
MEDICAL EQUIPMENT &
  SUPPLIES - 3.5%
Boston Scientific
  Corporation*................       4,000          246
Johnson & Johnson.............         850           55
Medtronic, Inc................       1,300          105
                                             -----------
                                                    406
                                             -----------
PHARMACEUTICALS - 1.7%
Merck & Co., Inc..............         700           73
Pfizer Inc....................       1,000          120
                                             -----------
                                                    193
                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GLOBAL GROWTH FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

    (Dollars in thousands)

                                  SHARES        VALUE
                                -----------  -----------
RESTAURANTS - 0.3%
McDonald's Corporation........         800    $      39
                                             -----------

TOBACCO PRODUCTS - 0.7%
Philip Morris Companies
  Inc.........................       1,900           84
                                             -----------
  TOTAL UNITED STATES.........                    2,775
                                             -----------

TOTAL COMMON STOCKS - 95.6%
  (COST $9,933)...............                   11,052
                                             -----------

TOTAL INVESTMENT IN
  SECURITIES - 95.6%
  (COST $9,933)...............                $  11,052
                                             -----------
                                             -----------

-------------

*     Non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA VALUE 25 FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED)

                                                          (Dollars in thousands)

                                           SHARES       VALUE
                                          ---------   ---------
COMMON STOCKS
AUTO/TRUCK PARTS & EQUIPMENT
  REPLACEMENT - 1.3%
Echlin, Inc.............................     7,410    $    267
                                                      ---------
CHEMICALS - SPECIALTY - 4.2%
Eastman Chemical Company................    13,495         857
                                                      ---------
DISTRIBUTION - AUTO PARTS &
  EQUIPMENT - 3.5%
Genuine Parts Company...................    21,240         719
                                                      ---------
FOOD PRODUCTS - WHOLESALE - 4.1%
SUPERVALU, Inc..........................    24,065         830
                                                      ---------
HOME FURNISHINGS - 4.1%
Springs Industries, Inc. (Class A)......    16,065         847
                                                      ---------
HOUSEHOLD APPLIANCES - 4.0%
Maytag Corporation......................    31,073         812
                                                      ---------

INTEGRATED STEEL - 4.5%
USX-U.S. Steel Group....................    26,555         931
                                                      ---------
MANUFACTURING - AUTO PARTS &
  EQUIPMENT - 4.1%
Dana Corporation........................    21,860         831
                                                      ---------

MANUFACTURING - AUTOMOBILES &
  TRUCKS - 16.2%
Chrysler Corporation....................    24,335         798
Ford Motor Company......................    23,260         878
General Motors Corporation..............    13,425         748
PACCAR Inc..............................    19,510         906
                                                      ---------
                                                         3,330
                                                      ---------

                                           SHARES       VALUE
                                          ---------   ---------
MANUFACTURING - CHEMICALS - 3.8%
The Dow Chemical Company................     9,025    $    786
                                                      ---------

MANUFACTURING -  MISCELLANEOUS - 4.0%
Cooper Industries, Inc..................    16,615         827
                                                      ---------

METALS - COPPER - 3.9%
Phelps Dodge Corporation................     9,485         808
                                                      ---------

METALS - PRODUCERS - 4.1%
ASARCO Incorporated.....................    27,580         845
                                                      ---------

OIL - EXPLORATION & PRODUCTION - 3.6%
Kerr-McGee Corporation..................    11,610         736
                                                      ---------

OIL - INTEGRATED - 3.5%
Texaco, Inc.............................     6,625         720
                                                      ---------

OIL PRODUCTION - 10.9%
Amoco Corporation.......................     8,280         720
Phillips Petroleum Company..............    17,650         772
USX-Marathon Group......................    25,750         744
                                                      ---------
                                                         2,236
                                                      ---------
PAPER & RELATED PRODUCTS - 3.9%
Westvaco Corporation....................    25,120         790
                                                      ---------

PUBLISHING - 4.0%
The McGraw-Hill Companies, Inc..........    14,045         826
                                                      ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA VALUE 25 FUND
INVESTMENT IN SECURITIES AT JUNE 30, 1997 (UNAUDITED) (CONTINUED)

    (Dollars in thousands)

                                           SHARES       VALUE
                                          ---------   ---------
TELECOMMUNICATIONS SERVICES - 11.0%
AT&T Corp...............................    20,410    $    716
BellSouth Corporation...................    14,840         688
SBC Communications, Inc.................    13,770         852
                                                      ---------
                                                         2,256
                                                      ---------

TOTAL COMMON STOCKS - 98.7%
  (COST $18,601)........................                20,254
                                                      ---------

TOTAL INVESTMENT IN SECURITIES - 98.7%
  (COST $18,601)........................              $ 20,254
                                                      ---------
                                                      ---------

-------------

*     Non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

THE PASADENA GROWTH, NIFTY FIFTY, BALANCED RETURN,
SMALL & MID-CAP GROWTH, GLOBAL GROWTH AND VALUE 25 FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997

              (IN THOUSANDS, EXCEPT PER SHARE AMOUNTS AND RELATED CALCULATIONS.)

                                                                                   The          The
                                            The          The          The       Pasadena     Pasadena        The
                                         Pasadena     Pasadena     Pasadena      Small &      Global      Pasadena
                                          Growth     Nifty Fifty   Balanced      Mid-Cap      Growth      Value 25
                                           Fund         Fund      Return Fund  Growth Fund     Fund         Fund
                                        -----------  -----------  -----------  -----------  -----------  -----------
ASSETS:
Investment in securities, at value
  (Cost $268,539, $149,438, $39,455,
  $20,144, $9,933, and $18,601)
  See accompanying schedules..........  $  487,254   $  256,109   $   63,381   $   22,876   $   11,052   $   20,254
Cash..................................       4,280       10,044          881        1,553          386           37
Receivable for investments sold.......          --           --           --           --           33           --
Receivable for Fund shares sold.......         150          395            3          272           85          250
Dividends and interest receivable.....         393          239          463            5           32           49
Deposit with broker for investments
  sold short..........................          --           --           --           --           --          247
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Total assets......................     492,077      266,787       64,728       24,706       11,588       20,837
                                        -----------  -----------  -----------  -----------  -----------  -----------
LIABILITIES:
Payable for Fund shares repurchased...       1,084          329           88           --            2            4
Accrued administration fees...........         272          140           30           12            5            9
Accrued investment management fees....         266          153           48           19           10           14
Accrued service fees..................         623          238           82           12            7           10
Accrued distribution fees.............         152          171           20           13            6            8
Investments sold short, at value
  (proceeds $247).....................          --           --           --           --           --          263
Payable for investments purchased.....          --           --           --           40            2           --
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Total liabilities.................       2,397        1,031          268           96           32          308
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT JUNE 30, 1997...........  $  489,680   $  265,756   $   64,460   $   24,610   $   11,556   $   20,529
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS CONSIST OF:
Capital paid-in.......................  $  237,290   $  149,361   $   37,408   $   21,144   $    9,170   $   18,881
Accumulated undistributed income:
  Net investment income...............          --           --          258           --           --            8
  Net realized gain on investments....      33,675        9,724        2,868          734        1,267            3
Net unrealized appreciation in value
  of investments......................     218,715      106,671       23,926        2,732        1,119        1,637
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        $  489,680   $  265,756   $   64,460   $   24,610   $   11,556   $   20,529
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
PER SHARE VALUES:
CLASS A
Net asset value and redemption price
  ($405,688,835  DIVIDED BY
  16,921,028, $165,823,130
   DIVIDED BY 5,449,959, $53,639,150
   DIVIDED BY 1,714,566, $15,137,467
   DIVIDED BY 722,744, $7,633,587
   DIVIDED BY 347,918 and $13,125,609
   DIVIDED BY 1,139,970)..............  $    23.98   $    30.43   $    31.28   $    20.94   $    21.94   $    11.51
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
Maximum offering price [NAV per share
   DIVIDED BY
  (1 - maximum sales load)]...........  $    25.38   $    32.20   $    33.10   $    22.16   $    23.22   $    12.18
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
CLASS B
Net asset value, offering price and
  redemption price ($54,094,093
   DIVIDED BY 2,324,341, $62,923,313
   DIVIDED BY 2,125,611, $5,931,235
   DIVIDED BY 191,812, $6,119,492
   DIVIDED BY 293,996, $2,196,883
   DIVIDED BY 100,627 and $5,539,819
   DIVIDED BY 482,316)................  $    23.27   $    29.60   $    30.92   $    20.81   $    21.83   $    11.49
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------
CLASS C
Net asset value, offering price and
  redemption price ($29,896,897
   DIVIDED BY 1,284,622, $37,009,393
   DIVIDED BY 1,250,220, $4,889,245
   DIVIDED BY 157,959, $3,353,450
   DIVIDED BY 161,108, $1,725,139
   DIVIDED BY 79,019 and $1,863,097
   DIVIDED BY 162,203)................  $    23.27   $    29.60   $    30.95   $    20.81   $    21.83   $    11.49
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        -----------  -----------  -----------  -----------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GROWTH, NIFTY FIFTY, BALANCED RETURN,
SMALL & MID-CAP GROWTH, GLOBAL GROWTH AND VALUE 25 FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTHS ENDED JUNE 30, 1997

                                                                  (IN THOUSANDS)

                                                                              The           The
                                    The           The           The        Pasadena      Pasadena         The
                                 Pasadena      Pasadena      Pasadena       Small &       Global       Pasadena
                                  Growth      Nifty Fifty    Balanced       Mid-Cap       Growth       Value 25
                                   Fund          Fund       Return Fund   Growth Fund      Fund          Fund
                                -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
  Dividends...................  $    1,929    $    1,113    $      234    $        4    $       83    $      170
  Interest and other..........         588           116           587            15            --             8
                                -----------   -----------   -----------   -----------   -----------   -----------
    Total investment income...       2,517         1,229           821            19            83           178
                                -----------   -----------   -----------   -----------   -----------   -----------
EXPENSES:
  Administration fees.........       1,662           843           239            48            32            34
  Investment management
    fees......................       1,584           848           275            80            58            51
  Service fees................         609           300            77            20            13            14
  Distribution fees - Class
    B.........................         189           203            20            14             6             7
  Distribution fees - Class
    C.........................         105           116            17             5             2             1
                                -----------   -----------   -----------   -----------   -----------   -----------
    Total expenses before
      Manager's waivers.......       4,149         2,310           628           167           111           107
    Manager's expense
      waivers.................         (35)          (82)          (65)           --            --            --
                                -----------   -----------   -----------   -----------   -----------   -----------
    Total expenses - net......       4,114         2,228           563           167           111           107
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net investment income
      (loss)..................      (1,597)         (999)          258          (148)          (28)           71
                                -----------   -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain on
    investments...............      33,621         8,247         2,839           641           477             3
  Net increase in unrealized
    appreciation..............      10,489        26,186         3,647         2,363         1,057         1,636
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net gain on investments...      44,110        34,433         6,486         3,004         1,534         1,639
                                -----------   -----------   -----------   -----------   -----------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $   42,513    $   33,434    $    6,744    $    2,856    $    1,506    $    1,710
                                -----------   -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GROWTH, NIFTY FIFTY, BALANCED RETURN,
SMALL & MID-CAP GROWTH, GLOBAL GROWTH, AND VALUE 25 FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  (IN THOUSANDS)

                                        The Pasadena                    The Pasadena
                                         Growth Fund                  Nifty Fifty Fund
                                -----------------------------   -----------------------------
                                 Six-Months                      Six-Months
                                    Ended        Year Ended         Ended        Year Ended
                                June 30, 1997   December 31,    June 30, 1997   December 31,
                                 (unaudited)        1996         (unaudited)        1996
                                -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
  Net investment income
    (loss)....................  $     (1,597)   $     (3,735)   $       (999)   $     (1,344)
  Net realized gain on
    investments...............        33,621          35,738           8,247          14,376
  Net increase (decrease) in
    unrealized appreciation in
    value of investments......        10,489          67,038          26,186          30,983
                                -------------   -------------   -------------   -------------
  Net increase in net assets
    resulting from
    operations................        42,513          99,041          33,434          44,015
                                -------------   -------------   -------------   -------------
Distributions to shareholders:
  Net investment income.......            --              --              --              --
  Capital gains...............            --         (35,995)             --         (12,204)
                                -------------   -------------   -------------   -------------
  Decrease in net assets
    resulting from
    distributions to
    shareholders..............            --         (35,995)             --         (12,204)
                                -------------   -------------   -------------   -------------
Capital share transactions:
  Net increase (decrease) in
    net assets resulting from
    capital share
    transactions..............       (56,301)        (30,277)         13,618          22,004
                                -------------   -------------   -------------   -------------
  Total increase (decrease) in
    net assets................       (13,788)         32,769          47,052          53,815
NET ASSETS:
Beginning of period...........       503,468         470,699         218,704         164,889
                                -------------   -------------   -------------   -------------
End of period.................  $    489,680    $    503,468    $    265,756    $    218,704
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GROWTH, NIFTY FIFTY, BALANCED RETURN,
SMALL & MID-CAP GROWTH, GLOBAL GROWTH, AND VALUE 25 FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
             (IN THOUSANDS)

                                        The Pasadena                    The Pasadena                    The Pasadena
                                    Balanced Return Fund         Small & Mid-Cap Growth Fund         Global Growth Fund
                                -----------------------------   -----------------------------   -----------------------------
                                 Six-Months                      Six-Months                      Six-Months
                                    Ended        Year Ended         Ended        Year Ended         Ended        Year Ended
                                June 30, 1997   December 31,    June 30, 1997   December 31,    June 30, 1997   December 31,
                                 (unaudited)        1996         (unaudited)        1996         (unaudited)        1996
                                -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
ASSETS:
Operations:
  Net investment income
    (loss)....................  $        258    $        577    $       (148)   $        (21)   $        (28)   $          5
  Net realized gain on
    investments...............         2,839           3,223             641             469             477           1,243
  Net increase (decrease) in
    unrealized appreciation in
    value of investments......         3,647           5,744           2,363             279           1,057            (268)
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net increase in net assets
    resulting from
    operations................         6,744           9,544           2,856             727           1,506             980
                                -------------   -------------   -------------   -------------   -------------   -------------
Distributions to shareholders:
  Net investment income.......            --            (564)             --             (25)             --             (12)
  Capital gains...............            --          (3,123)             --            (398)             --            (455)
                                -------------   -------------   -------------   -------------   -------------   -------------
  Decrease in net assets
    resulting from
    distributions to
    shareholders..............            --          (3,687)             --            (423)             --            (467)
                                -------------   -------------   -------------   -------------   -------------   -------------
Capital share transactions:
  Net increase (decrease) in
    net assets resulting from
    capital share
    transactions..............        (3,023)         (2,676)         12,361           7,347           1,416           4,918
                                -------------   -------------   -------------   -------------   -------------   -------------
  Total increase (decrease) in
    net assets................         3,721           3,181          15,217           7,651           2,922           5,431
NET ASSETS:
Beginning of period...........        60,739          57,558           9,393           1,742           8,634           3,203
                                -------------   -------------   -------------   -------------   -------------   -------------
End of period.................  $     64,460    $     60,739    $     24,610    $      9,393    $     11,556    $      8,634
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

                                        The Pasadena
                                        Value 25 Fund
                                -----------------------------
                                                  Inception
                                 Six-Months     (December 17,
                                    Ended       1996) through
                                June 30, 1997   December 31,
                                 (unaudited)        1996
                                -------------   -------------
INCREASE (DECREASE) IN NET
ASSETS:
Operations:
  Net investment income
    (loss)....................  $         71    $         --
  Net realized gain on
    investments...............             3              --
  Net increase (decrease) in
    unrealized appreciation in
    value of investments......         1,636               1
                                -------------   -------------
  Net increase in net assets
    resulting from
    operations................         1,710               1
                                -------------   -------------
Distributions to shareholders:
  Net investment income.......           (62)             --
  Capital gains...............            --              --
                                -------------   -------------
  Decrease in net assets
    resulting from
    distributions to
    shareholders..............           (62)             --
                                -------------   -------------
Capital share transactions:
  Net increase (decrease) in
    net assets resulting from
    capital share
    transactions..............        18,394             486
                                -------------   -------------
  Total increase (decrease) in
    net assets................        20,042             487
NET ASSETS:
Beginning of period...........           487              --
                                -------------   -------------
End of period.................  $     20,529    $        487
                                -------------   -------------
                                -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                                         For the Year Ended December 31,
                                                  For the Six-Months Ended            -------------------------------------
                                                        June 30, 1997
                                                         (Unaudited)                                  1996
                                            -------------------------------------     -------------------------------------
                                             Class A       Class B       Class C       Class A       Class B       Class C
                                            ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  21.94      $  21.40      $  21.40      $  19.28      $  18.99      $  18.99
                                            ---------     ---------     ---------     ---------     ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(1)................        (.06)(2)      (.16)(2)      (.16)(2)      (.14)(3)      (.31)(3)      (.31)(3)
  Net realized and unrealized gain
    (loss) on investments...............        2.10          2.03          2.03          4.47          4.39          4.39
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total gain (loss) from investment
    operations..........................        2.04          1.87          1.87          4.33          4.08          4.08
                                            ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  Capital gains.........................          --            --            --         (1.67)        (1.67)        (1.67)
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions...................          --            --            --         (1.67)        (1.67)        (1.67)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  23.98      $  23.27      $  23.27      $  21.94      $  21.40      $  21.40
                                            ---------     ---------     ---------     ---------     ---------     ---------
                                            ---------     ---------     ---------     ---------     ---------     ---------
TOTAL RETURN(4).........................        9.30%(2)      8.74%(2)      8.74%(2)     22.49%(3)     21.52%(3)     21.52%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................    $405,689      $ 54,094      $ 29,897      $426,785      $ 49,444      $ 27,239
  Ratio of expenses to average net
    assets(5)...........................         1.6%(2)       2.3%(2)       2.3%(2)       1.6%(3)       2.3%(3)       2.3%(3)
  Ratio of net investment loss to
    average net assets(5)...............        (0.5)%(2)     (1.5)%(2)     (1.5)%(2)     (0.6)%(3)     (1.5)%(3)     (1.5)%(3)
  Portfolio turnover rate...............        45.8%         45.8%         45.8%         70.1%         70.1%         70.1%
  Average commission rate paid per
    share(6)............................    $ 0.0592      $ 0.0592      $ 0.0592      $ 0.0578      $ 0.0578      $ 0.0578

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Growth Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of administration fees of $35,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.06), $(.16) and $(.16), respectively, 9.30%, 8.74% and 8.74%, respectively, 1.6%, 2.3% and 2.3%, respectively, and (0.5)%, (1.5)% and (1.5)%, respectively.
  3 These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.14), $(.31) and $(.31), respectively, 22.49%, 21.52% and 21.52%, respectively, 1.6%, 2.4% and 2.4%, respectively, and (0.7)%, (1.5)% and (1.5)%, respectively.
  4 Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charges.
  5  Annualized for periods of less than one year.
  6 This disclosure, effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                    For the Year Ended December 31,
                                            -------------------------------------------------------------------------------
                                                            1995                                      1994
                                            -------------------------------------     -------------------------------------
                                             Class A       Class B       Class C       Class A       Class B       Class C
                                            ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  15.40      $  15.28      $  15.28      $  16.00      $  15.89      $  15.89
                                            ---------     ---------     ---------     ---------     ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(1)................        (.06)         (.20)         (.20)         (.03)         (.14)         (.14)
  Net realized and unrealized gain
    (loss) on investments...............        4.24          4.21          4.21          (.57)         (.47)         (.47)
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total gain (loss) from investment
    operations..........................        4.18          4.01          4.01          (.60)         (.61)         (.61)
                                            ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  Capital gains.........................        (.30)         (.30)         (.30)           --            --            --
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions...................        (.30)         (.30)         (.30)           --            --            --
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  19.28      $  18.99      $  18.99      $  15.40      $  15.28      $  15.28
                                            ---------     ---------     ---------     ---------     ---------     ---------
                                            ---------     ---------     ---------     ---------     ---------     ---------
TOTAL RETURN(4).........................       27.16%        26.26%        26.26%        (3.75)%       (3.84)%       (3.84)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................    $415,416      $ 34,786      $ 20,497      $391,831      $ 11,349      $  6,136
  Ratio of expenses to average net
    assets(5)...........................         1.6%          2.4%          2.4%          1.6%          2.3%          2.3%
  Ratio of net investment loss to
    average net assets(5)...............        (0.3)%        (1.1)%        (1.1)%        (0.2)%        (1.0)%        (1.0)%
  Portfolio turnover rate...............        65.9%         65.9%         65.9%         53.8%         53.8%         53.8%
  Average commission rate paid per
    share(6)

                                            For the Year Ended
                                               December 31,
                                          -----------------------
                                            1993          1992
                                          ---------     ---------
                                           Class A       Class A
                                          ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $  17.00      $  16.80
                                          ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(1)................      (.02)         (.05)
  Net realized and unrealized gain
    (loss) on investments...............      (.98)          .43
                                          ---------     ---------
  Total gain (loss) from investment
    operations..........................     (1.00)          .38
                                          ---------     ---------
LESS DISTRIBUTIONS:
  Capital gains.........................        --          (.18)
                                          ---------     ---------
  Total distributions...................        --          (.18)
                                          ---------     ---------
Net asset value, end of period..........  $  16.00      $  17.00
                                          ---------     ---------
                                          ---------     ---------
TOTAL RETURN(4).........................     (5.87)%        2.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................  $532,208      $625,624
  Ratio of expenses to average net
    assets(5)...........................       1.6%          1.6%
  Ratio of net investment loss to
    average net assets(5)...............        --%         (0.3)%
  Portfolio turnover rate...............      22.9%         24.5%
  Average commission rate paid per
    share(6)

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Growth Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of administration fees of $35,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.06), $(.16) and $(.16), respectively, 9.30%, 8.74% and 8.74%, respectively, 1.6%, 2.3% and 2.3%, respectively, and (0.5)%, (1.5)% and (1.5)%, respectively.
  3 These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.14), $(.31) and $(.31), respectively, 22.49%, 21.52% and 21.52%, respectively, 1.6%, 2.4% and 2.4%, respectively, and (0.7)%, (1.5)% and (1.5)%, respectively.
  4 Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charges.
  5  Annualized for periods of less than one year.
  6 This disclosure, effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA NIFTY FIFTY FUND
FINANCIAL HIGHLIGHTS

                                                                                         For the Year Ended December 31,
                                                  For the Six-Months Ended            -------------------------------------
                                                        June 30, 1997
                                                         (Unaudited)                                  1996
                                            -------------------------------------     -------------------------------------
                                             Class A       Class B       Class C       Class A       Class B       Class C
                                            ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  26.50      $  25.88      $  25.88      $  22.18      $  21.85      $  21.85
                                            ---------     ---------     ---------     ---------     ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(1)................        (.08)(2)      (.18)(2)      (.18)(2)      (.12)(3)      (.30)(3)      (.30)(3)
  Net realized and unrealized gain on
    investments.........................        4.01          3.90          3.90          6.00          5.89          5.89
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total gain (loss) from investment
    operations..........................        3.93          3.72          3.72          5.88          5.59          5.59
                                            ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  Capital gains.........................          --            --            --         (1.56)        (1.56)        (1.56)
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions...................          --            --            --         (1.56)        (1.56)        (1.56)
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Net asset value, end of period........    $  30.43      $  29.60      $  29.60      $  26.50      $  25.88      $  25.88
                                            ---------     ---------     ---------     ---------     ---------     ---------
                                            ---------     ---------     ---------     ---------     ---------     ---------
TOTAL RETURN(4).........................       14.83%(2)     14.37%(2)     14.37%(2)     26.53%(3)     25.60%(3)     25.60%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................    $165,823      $ 62,923      $ 37,009      $145,469      $ 47,143      $ 26,092
  Ratio of expenses to average net
    assets(5)...........................         1.6%(2)       2.3%(2)       2.3%(2)       1.7%(3)       2.5%(3)       2.5%(3)
  Ratio of net investment loss to
    average net assets(5)...............        (0.6)%(2)     (1.3)%(2)     (1.3)%(2)     (0.4)%(3)     (1.2)%(3)     (1.2)%(3)
  Portfolio turnover rate...............        28.7%         28.7%         28.7%         41.9%         41.9%         41.9%
  Average commission rate paid per
    share(6)............................    $ 0.0597      $ 0.0597      $ 0.0597      $ 0.0585      $ 0.0585      $ 0.0585

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Nifty Fifty Fund. Such information is based on the Fund's unaudited financial statements for the period ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of administration fees of $82,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.09), $(.19) and $(.19) respectively, 14.83%, 14.37% and 14.37%, respectively, 1.7%, 2.4% and 2.4%, respectively, and (0.6)%, (1.4)% and (1.4)%, respectively.
  3 These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and investment income to average net assets for Class A, Class B and Class C shares would have been $(.13), $(.31) and $(.31) respectively, 26.48%, 25.55% and 25.55%
      respectively, 1.8%, 2.5% and 2.5%, respectively, and (0.5)%, (1.3)% and (1.3)%, respectively.
  4 Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charge.
  5  Annualized for periods of less than one year.
  6 This disclosure, effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA NIFTY FIFTY FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                    For the Year Ended December 31,
                                            -------------------------------------------------------------------------------
                                                            1995                                      1994
                                            -------------------------------------     -------------------------------------
                                             Class A       Class B       Class C       Class A       Class B       Class C
                                            ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  17.30      $  17.17      $  17.17      $  17.12      $  17.02      $  17.02
                                            ---------     ---------     ---------     ---------     ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(1)................        (.05)         (.21)         (.21)         (.03)         (.14)         (.15)
  Net realized and unrealized gain on
    investments.........................        4.93          4.89          4.89           .21           .29           .30
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total gain (loss) from investment
    operations..........................        4.88          4.68          4.68           .18           .15           .15
                                            ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  Capital gains.........................          --            --            --            --            --            --
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions...................          --            --            --            --            --            --
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Net asset value, end of period........    $  22.18      $  21.85      $  21.85      $  17.30      $  17.17      $  17.17
                                            ---------     ---------     ---------     ---------     ---------     ---------
                                            ---------     ---------     ---------     ---------     ---------     ---------
TOTAL RETURN(4).........................       28.21%        27.26%        27.26%         1.05%         0.88%         0.88%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................    $122,322      $ 27,462      $ 15,105      $100,596      $  6,722      $  4,283
  Ratio of expenses to average net
    assets(5)...........................         1.9%          2.6%          2.6%          1.9%          2.6%          2.6%
  Ratio of net investment loss to
    average net assets(5)...............        (0.3)%        (1.0)%        (1.0)%        (0.2)%        (0.9)%        (0.9)%
  Portfolio turnover rate...............        26.5%         26.5%         26.5%         23.2%         23.2%         23.2%
  Average commission rate paid per
    share(6)

                                            For the Year Ended
                                               December 31,
                                          -----------------------
                                            1993          1992
                                          ---------     ---------
                                           Class A       Class A
                                          ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $  17.21      $  16.60
                                          ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(1)................      (.06)         (.05)
  Net realized and unrealized gain on
    investments.........................      (.03)          .66
                                          ---------     ---------
  Total gain (loss) from investment
    operations..........................      (.09)          .61
                                          ---------     ---------
LESS DISTRIBUTIONS:
  Capital gains.........................        --            --
                                          ---------     ---------
  Total distributions...................        --            --
                                          ---------     ---------
  Net asset value, end of period........  $  17.12      $  17.21
                                          ---------     ---------
                                          ---------     ---------
TOTAL RETURN(4).........................     (0.52)%        3.67%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................  $134,284      $195,067
  Ratio of expenses to average net
    assets(5)...........................       1.8%          1.9%
  Ratio of net investment loss to
    average net assets(5)...............        --%         (0.3)%
  Portfolio turnover rate...............       2.2%         12.9%
  Average commission rate paid per
    share(6)

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Nifty Fifty Fund. Such information is based on the Fund's unaudited financial statements for the period ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of administration fees of $82,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.09), $(.19) and $(.19) respectively, 14.83%, 14.37% and 14.37%, respectively, 1.7%, 2.4% and 2.4%, respectively, and (0.6)%, (1.4)% and (1.4)%, respectively.
  3 These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and investment income to average net assets for Class A, Class B and Class C shares would have been $(.13), $(.31) and $(.31) respectively, 26.48%, 25.55% and 25.55%
      respectively, 1.8%, 2.5% and 2.5%, respectively, and (0.5)%, (1.3)% and (1.3)%, respectively.
  4 Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charge.
  5  Annualized for periods of less than one year.
  6 This disclosure, effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA BALANCED RETURN FUND
FINANCIAL HIGHLIGHTS

                                                  For the Six-Months Ended
                                                        June 30, 1997                          For the Year Ended
                                                         (Unaudited)                            December 31, 1996
                                            -------------------------------------     -------------------------------------
                                             Class A       Class B       Class C       Class A       Class B       Class C
                                            ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  28.08      $  27.85      $  27.88      $  25.39      $  25.26      $  25.28
                                            ---------     ---------     ---------     ---------     ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income(1)..............         .14(2)        .03(2)        .03(2)        .29(3)        .09(3)        .09(3)
  Net realized and unrealized gain
    (loss) on investments...............        3.06          3.04          3.04          4.23          4.16          4.16
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total gain (loss) from investment
    operations..........................        3.20          3.07          3.07          4.52          4.25          4.25
                                            ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  Net investment income.................          --            --            --          (.30)         (.13)         (.12)
  Capital gains.........................          --            --            --         (1.53)        (1.53)        (1.53)
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions...................          --            --            --         (1.83)        (1.66)        (1.65)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  31.28      $  30.92      $  30.95      $  28.08      $  27.85      $  27.88
                                            ---------     ---------     ---------     ---------     ---------     ---------
                                            ---------     ---------     ---------     ---------     ---------     ---------
TOTAL RETURN(4).........................       11.40%(2)     11.02%(2)     11.01%(2)     17.78%(3)     16.82%(3)     16.79%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................    $ 53,639      $  5,931      $  4,889      $ 51,947      $  4,609      $  4,183
  Ratio of expenses to average net
    assets(5)...........................         1.7%(2)       2.5%(2)       2.5%(2)       2.0%(3)       2.7%(3)       2.7%(3)
  Ratio of net investment income to
    average net assets(5)...............         0.9%(2)       0.2%(2)       0.2%(2)       1.1%(3)       0.3%(3)       0.3%(3)
  Portfolio turnover rate...............        13.5%         13.5%         13.5%         35.1%         35.1%         35.1%
  Average commission rate paid per
    share(6)............................    $ 0.0593      $ 0.0593      $ 0.0593      $ 0.0597      $ 0.0597      $ 0.0597

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Balanced Return Fund. Such information is based on the Fund's unaudited financial statements for the period ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of administration fees of $65,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $.11, $.00 and $.00 respectively, 11.40%, 11.02% and 11.01%, respectively, 1.9%, 2.7% and 2.7%, respectively, and 0.7%, 0.0% and 0.0%, respectively.
  3 These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and investment income to average net assets for Class A, Class B and Class C shares would have been $.27, $.06 and $.06 respectively, 17.66%, 16.74% and 16.71%
      respectively, 2.1%, 2.8% and 2.8%, respectively, and 1.0%, 0.2% and 0.2%, respectively.
  4 Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charge.
  5  Annualized for periods of less than one year.
  6 This disclosure, effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA BALANCED RETURN FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                    For the Year Ended December 31,
                                            -------------------------------------------------------------------------------
                                                            1995                                      1994
                                            -------------------------------------     -------------------------------------
                                             Class A       Class B       Class C       Class A       Class B       Class C
                                            ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  20.54      $  20.49      $  20.48      $  21.97      $  21.89      $  21.89
                                            ---------     ---------     ---------     ---------     ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income(1)..............         .27           .08           .07           .39           .26           .25
  Net realized and unrealized gain
    (loss) on investments...............        5.31          5.29          5.30         (1.36)        (1.32)        (1.31)
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total gain (loss) from investment
    operations..........................        5.58          5.37          5.37          (.97)        (1.06)        (1.06)
                                            ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  Net investment income.................        (.29)         (.16)         (.13)         (.46)         (.34)         (.35)
  Capital gains.........................        (.44)         (.44)         (.44)           --            --            --
                                            ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions...................        (.73)         (.60)         (.57)         (.46)         (.34)         (.35)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  25.39      $  25.26      $  25.28      $  20.54      $  20.49      $  20.48
                                            ---------     ---------     ---------     ---------     ---------     ---------
                                            ---------     ---------     ---------     ---------     ---------     ---------
TOTAL RETURN(4).........................       27.18%        26.20%        26.23%        (4.43)%       (4.85)%       (4.85)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................    $ 52,028      $  2,721      $  2,809      $ 53,047      $  1,223      $  1,449
  Ratio of expenses to average net
    assets(5)...........................         2.1%          2.9%          2.9%          2.1%          2.9%          2.9%
  Ratio of net investment income to
    average net assets(5)...............         1.2%          0.3%          0.3%          1.8%          1.3%          1.3%
  Portfolio turnover rate...............        51.1%         51.1%         51.1%         28.2%         28.2%         28.2%
  Average commission rate paid per
    share(6)............................

                                            For the Year Ended
                                               December 31,
                                          -----------------------
                                            1993          1992
                                          ---------     ---------
                                           Class A       Class A
                                          ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $  21.76      $  20.95
                                          ---------     ---------
GAIN (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income(1)..............       .32           .25
  Net realized and unrealized gain
    (loss) on investments...............       .21           .69
                                          ---------     ---------
  Total gain (loss) from investment
    operations..........................       .53           .94
                                          ---------     ---------
LESS DISTRIBUTIONS:
  Net investment income.................      (.32)         (.13)
  Capital gains.........................        --            --
                                          ---------     ---------
  Total distributions...................      (.32)         (.13)
                                          ---------     ---------
Net asset value, end of period..........  $  21.97      $  21.76
                                          ---------     ---------
                                          ---------     ---------
TOTAL RETURN(4).........................      2.44%         4.49%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................  $ 84,591      $ 75,143
  Ratio of expenses to average net
    assets(5)...........................       2.1%          2.3%
  Ratio of net investment income to
    average net assets(5)...............       1.5%          1.2%
  Portfolio turnover rate...............       4.8%          6.3%
  Average commission rate paid per
    share(6)............................

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Balanced Return Fund. Such information is based on the Fund's unaudited financial statements for the period ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of administration fees of $65,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $.11, $.00 and $.00 respectively, 11.40%, 11.02% and 11.01%, respectively, 1.9%, 2.7% and 2.7%, respectively, and 0.7%, 0.0% and 0.0%, respectively.
  3 These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and investment income to average net assets for Class A, Class B and Class C shares would have been $.27, $.06 and $.06 respectively, 17.66%, 16.74% and 16.71%
      respectively, 2.1%, 2.8% and 2.8%, respectively, and 1.0%, 0.2% and 0.2%, respectively.
  4 Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charge.
  5  Annualized for periods of less than one year.
  6 This disclosure, effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA SMALL & MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                                                                    Inception
                                                                                                                    (October
                                                                         For the Year Ended December 31,              10,
                                                                 ------------------------------------------------    1994)
                                   For the Six-Months Ended                                                         through
                                        June 30, 1997                            1996                               December
                                         (Unaudited)             ------------------------------------     1995      31, 1994
                                ------------------------------                  Class         Class     ---------   --------
                                Class A    Class B    Class C    Class A         B(5)          C(5)      Class A    Class A
                                --------   --------   --------   --------      --------      --------   ---------   --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
  period......................  $ 18.39    $ 18.35    $ 18.35    $ 14.90       $ 16.44       $ 17.99    $ 12.07     $ 10.00
                                --------   --------   --------   --------      --------      --------   ---------   --------
GAIN (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income
    (loss)(1).................     (.15)      (.22)      (.22)      (.12)(2)      (.32)         (.29)       .22(2)      .07(2)
  Net realized and unrealized
    gain on investments.......     2.70       2.68       2.68       7.45          2.43           .85       2.87        2.00
                                --------   --------   --------   --------      --------      --------   ---------   --------
  Total gain from investment
    operations................     2.55       2.46       2.46       7.33          2.11           .56       3.09        2.07
                                --------   --------   --------   --------      --------      --------   ---------   --------
LESS DISTRIBUTIONS:
  Net investment income.......       --         --         --       (.28)           --            --       (.08)         --
  Capital gains...............       --         --         --      (3.56)         (.20)         (.20)      (.18)         --
                                --------   --------   --------   --------      --------      --------   ---------   --------
  Total distributions.........       --         --         --      (3.84)         (.20)         (.20)      (.26)         --
                                --------   --------   --------   --------      --------      --------   ---------   --------
Net asset value, end of
  period......................  $ 20.94    $ 20.81    $ 20.81    $ 18.39       $ 18.35       $ 18.35    $ 14.90     $ 12.07
                                --------   --------   --------   --------      --------      --------   ---------   --------
                                --------   --------   --------   --------      --------      --------   ---------   --------
TOTAL RETURN(3)...............    13.87%     13.41%     13.41%     52.37%(2)     12.84%         3.12%     25.68%(2)   20.70%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)............  $15,137    $ 6,119    $ 3,353    $ 7,859       $ 1,480       $    54    $ 1,742     $   121
  Ratio of expenses to average
    net assets(4).............      1.8%       2.5%       2.5%       1.1%(2)       2.6%          2.6%       0.0%(2)     0.0%(2)
  Ratio of net investment
    income (loss) to average
    net assets(4).............     (1.6)%     (2.3)%     (2.3)%     (0.7)%(2)     (2.2)%        (2.2)%      1.5%(2)     2.6%(2)
  Portfolio turnover rate.....    176.2%     176.2%     176.2%     297.1%        297.1%        297.1%     121.4%      157.9%
  Average commission rate paid
    per share(6)..............  $0.0562    $0.0562    $0.0562    $0.0547       $0.0547       $0.0547

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Small & Mid-Cap Growth Fund. Such information is based on the Fund's unaudited financial statements for the six months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of Manager fees of $18,499, $13,443 and $585 for the periods ended December 31, 1996, 1995 and 1994, respectively, and the Manager's reimbursement for income taxes of $6,654 during 1994. Had the waivers and reimbursement not been made, net investment income (loss) per share, total return (not annualized for the period ended December 31, 1994) and the ratios of expenses and net investment income (loss) to average net assets (annualized for the period ended December 31, 1994) would have been $(.25), 51.35%, 1.9% and (1.4)%, respectively, $(.11), 23.40%,
      2.3% and (0.8)%, respectively, and $(.01), 15.10%, 22.1% (2.3% if only normal and recurring expenses are taken into account) and (0.4)%, respectively, for the periods ended December 31, 1996, 1995 and 1994, respectively.
  3 Total return measures the change in the value of an investment during the period indicated and does not include the impact of paying any applicable front-end or contingent deferred sales charge.
  4  Annualized for periods of less than one year.
  5 The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 8, 1996, respectively.
  6 This disclosure, effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                              For the Year Ended December 31,
                                                                 ----------------------------------------------------------
                                   For the Six-Months Ended
                                        June 30, 1997                          1996
                                         (Unaudited)             ---------------------------------     1995          1994
                                ------------------------------                  Class      Class     --------      --------
                                Class A    Class B    Class C    Class A         B(5)       C(5)     Class A       Class A
                                --------   --------   --------   --------      --------   --------   --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
  period......................  $ 19.06    $ 19.04    $ 19.03    $ 17.27       $ 17.44    $ 17.88    $ 14.06       $ 11.18
                                --------   --------   --------   --------      --------   --------   --------      --------
GAIN (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income
    (loss)(1).................     (.04)      (.10)      (.07)       .03(2)       (.08)      (.04)       .24(2)        .10(2)
  Net realized and unrealized
    gain on investments.......     2.92       2.89       2.87       3.55          1.82       1.34       3.11          2.78
                                --------   --------   --------   --------      --------   --------   --------      --------
  Total gain from investment
    operations................     2.88       2.79       2.80       3.58          1.74       1.30       3.35          2.88
                                --------   --------   --------   --------      --------   --------   --------      --------
LESS DISTRIBUTIONS:
  Net investment income.......       --         --         --       (.04)           --       (.01)        --            --
  Capital gains...............       --         --         --      (1.75)         (.14)      (.14)      (.14)           --
                                --------   --------   --------   --------      --------   --------   --------      --------
  Total distributions.........       --         --         --      (1.79)         (.14)      (.15)      (.14)           --
                                --------   --------   --------   --------      --------   --------   --------      --------
Net asset value, end of
  period......................  $ 21.94    $ 21.83    $ 21.83    $ 19.06       $ 19.04    $ 19.03    $ 17.27       $ 14.06
                                --------   --------   --------   --------      --------   --------   --------      --------
                                --------   --------   --------   --------      --------   --------   --------      --------
TOTAL RETURN(3)...............    15.11%     14.65%     14.71%     21.77%(2)      9.98%      7.28%     23.84%(2)     25.76%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)............  $ 7,634    $ 2,197    $ 1,725    $ 7,654       $   874    $   106    $ 3,203       $   141
  Ratio of expenses to average
    net assets(4).............      2.0%       2.8%       2.8%       0.8%(2)       2.7%       2.7%       0.0%(2)       0.0%(2)
  Ratio of net investment
    income to average net
    assets(4).................     (0.4)%     (1.1)%     (1.1)%      0.1%(2)      (1.9)%     (1.6)%      1.4%(2)       0.8%(2)
  Portfolio turnover rate.....     93.1%      93.1%      93.1%     220.3%        220.3%     220.3%      29.0%        479.3%
  Average commission rate paid
    per share(6)..............  $0.0150    $0.0150    $0.0150    $0.0301       $0.0301    $0.0301

                                  Inception
                                (November 1,
                                1993) through
                                December 31,
                                    1993
                                -------------
                                   Class A
                                -------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
  period......................  $      10.00
                                -------------
GAIN (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income
    (loss)(1).................           .01(2)
  Net realized and unrealized
    gain on investments.......          1.17
                                -------------
  Total gain from investment
    operations................          1.18
                                -------------
LESS DISTRIBUTIONS:
  Net investment income.......            --
  Capital gains...............            --
                                -------------
  Total distributions.........            --
                                -------------
Net asset value, end of
  period......................  $      11.18
                                -------------
                                -------------
TOTAL RETURN(3)...............         11.80%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)............  $        112
  Ratio of expenses to average
    net assets(4).............           0.0%(2)
  Ratio of net investment
    income to average net
    assets(4).................           0.8%(2)
  Portfolio turnover rate.....         215.8%
  Average commission rate paid
    per share(6)..............

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Global Growth Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 These amounts reflect the impact of a waiver of Manager fees of $62,438, $42,545, $2,784 and $410 for the periods ended December 31, 1996, 1995, 1994 and 1993, respectively, and the Manager's reimbursement for income taxes of $13,109 during 1994. Absent waivers and reimbursement, net investment income (loss) per share, total return (not annualized for the period ended December 31, 1993) and ratios of expenses and net investment income (loss) to average net assets (annualized for the periods ended December 31, 1993) would have been $(.21), 21.71%, 2.0% and (1.2)%, respectively, $(.15),
      22.88%, 2.3%, and (0.9)%, respectively, $(.21), 14.40%, 10.4% (2.3%
      if only normal and recurring expenses are taken into account) and (1.7)%, respectively, and $(.03), 11.40%, 2.3% and (1.5)%, respectively, for the periods ended December 31, 1996, 1995, 1994 and 1993, respectively.
  3 Total return measures the change in the value of an investment during the period indicated and does not include the impact of paying any sales charge.
  4  Annualized for periods of less than one year.
  5 The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 21, 1996, respectively.
  6 This disclosure effective for the first time in 1996, has not been applied retroactively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE PASADENA VALUE 25 FUND
FINANCIAL HIGHLIGHTS

                                                                                        Inception
                                                  For the Six-Months Ended            (December 17,
                                                        June 30, 1997                   1996) to
                                                         (Unaudited)                  December 31,
                                            -------------------------------------         1996
                                                            Class         Class       -------------
                                             Class A        B(4)          C(4)           Class A
                                            ---------     ---------     ---------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  10.21      $  10.39      $  10.39      $      10.00
                                            ---------     ---------     ---------     -------------
GAIN FROM INVESTMENT OPERATIONS:
  Net investment income(1)..............         .08            --            --                --
  Net realized and unrealized gain on
    investments.........................        1.26          1.13          1.13               .21
                                            ---------     ---------     ---------     -------------
  Total gain from investment
    operations..........................        1.34          1.13          1.13               .21
                                            ---------     ---------     ---------     -------------
LESS DISTRIBUTIONS:
  Net investment income.................        (.04)         (.03)         (.03)               --
                                            ---------     ---------     ---------     -------------
  Total distributions...................        (.04)         (.03)         (.03)               --
                                            ---------     ---------     ---------     -------------
Net asset value, end of period..........    $  11.51      $  11.49      $  11.49      $      10.21
                                            ---------     ---------     ---------     -------------
                                            ---------     ---------     ---------     -------------
TOTAL RETURN(2).........................       13.12%        10.86%        10.86%             2.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)......................    $ 13,126      $  5,540      $  1,863      $        487
  Ratio of expenses to average net
    assets(3)...........................         1.8%          2.5%          2.5%              1.8%
  Ratio of net investment income to
    average net assets(3)...............         1.4%          0.6%          0.6%              1.2%
  Portfolio turnover rate...............        33.1%         33.1%         33.1%              0.0%
  Average commission rate paid per
    share...............................    $ 0.0602      $ 0.0602      $ 0.0602      $     0.0600

-------------

The table above provides condensed information concerning income and capital changes for one share of The Pasadena Value 25 Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997 and the Fund's audited financial statements for the period ended December 31, 1996.
  1  This information was prepared using the average number of shares outstanding during each period.
  2 Total return measures the change in the value of an investment during the period indicated and does not include the impact of paying any sales charge.
  3  Annualized.
  4 The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold (January 9, 1997).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES: The Pasadena Growth Fund, The Pasadena Nifty Fifty Fund, The Pasadena Balanced Return Fund, The Pasadena Small & Mid-Cap Growth Fund, The Pasadena Global Growth Fund and The Pasadena Value 25 Fund, collectively referred to as the "Funds," are series of the Pasadena Investment Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund offers three Classes (Class A, Class B and Class C) of no par value shares (an unlimited number of which have been authorized). Class A shares are sold with a maximum front-end sales charge of 5.5% of the offering price. Class B and Class C shares are sold at their respective net asset values. Class B shares redeemed during the first four years of ownership may be subject to a contingent deferred sales charge ("CDSC") of up to 5%. Class C shares of The Pasadena Small & Mid-Cap Growth Fund, The Pasadena Global Growth Fund and The Pasadena Value 25 Fund redeemed in the first year of ownership may be subject to a CDSC of 1%. At the beginning of the seventh year after purchase, Class B shares automatically convert into Class A shares based upon the relative net asset values of the two Classes, without imposition of any sales charges. The significant accounting policies of the Funds are as follows:

A. SECURITIES VALUATION. Securities traded on a securities exchange (foreign or domestic) or on Nasdaq are stated at the last sale price determined as of 4:00 p.m. Eastern Time on the day of valuation; securities for which no sale was reported on that date are stated at the last sale price on the business day the security was last traded. Securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last quoted bid price. If no bid price is quoted that day, and in the case of U.S. Government securities if no bid prices of comparable issues exist, the security is valued by such method as the Trust's Board of Trustees shall determine in good faith reflects the security's fair value.

B. INCOME AND EXPENSE ALLOCATION. All items of income and expense not directly related to a specific Class of shares are allocated among the three Classes based upon the relative aggregate value of the outstanding shares of each Class.

C. FEDERAL INCOME TAXES. It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no federal income tax provisions are required. Distributions of income and capital gains are determined in accordance with income tax regulations which differ in certain respects from generally accepted accounting principles. Accordingly, the Funds have reclassified to capital paid-in the effects of permanent differences included in undistributed income. The aggregate cost of securities for financial statement purposes approximates their cost for federal income tax purposes.

D. FOREIGN CURRENCY TRANSACTIONS. The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are converted into U.S. dollars using the exchange rates existing at the end of each period. Purchases and sales of investment securities, dividend and interest income, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized foreign exchange gains and losses arise from the differences between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the unrealized value of assets and liabilities at the end of the reporting period resulting from changes in the exchange rates. The Funds do not isolate that portion of their results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market prices of securities held. The Funds did not have any material exchange gains or losses during the periods covered by these financial statements.

E. OTHER. The Funds recognize security transactions on the trade date. Realized gains and losses on sales of investments are determined on the identified cost basis. Dividend income less foreign taxes withheld (if any) and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES: Under separate investment management agreements, Roger Engemann Management Co., Inc. (the "Manager") furnishes advice and recommendations with respect to the Funds' securities portfolios, supervises the Funds' investments, provides Fund accounting and pricing, and provides the Trust's Board of Trustees with periodic and special reports on investment securities, economic conditions and

                                                          (DOLLARS IN THOUSANDS)

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued):
other pertinent subjects. The Manager also performs various administrative and shareholder services to each Fund under separate administration agreements. All normal operating expenses of the Funds, except for fees and expenses associated with investment management services, service fees and distribution fees, are paid by the Manager pursuant to the administration agreements.

For the services provided and expenses assumed under the management and administration agreements, the Manager receives separate fees computed and prorated on a daily basis as follows:

                                                             NET ASSETS LEVEL    MANAGEMENT FEE      ADMINISTRATION FEE
                                                             ----------------  -------------------  ---------------------
The Pasadena Growth,                                            First $30,000            1.00%
Balanced Return and                                              Next $70,000            0.80%
Nifty Fifty Funds                                               Next $400,000            0.60%
                                                                Over $500,000            0.40%
                                                                First $30,000                                  0.50%
                                                                 Next $20,000                                  0.70%
                                                                 Next $50,000                                  0.50%
                                                                Over $100,000                                  0.70%
The Pasadena Small & Mid-                                       First $50,000            1.00%                 0.60%
Cap Growth Fund                                                 Next $450,000            0.90%                 0.50%
                                                                Over $500,000            0.80%                 0.40%
The Pasadena Global                                             First $50,000            1.10%                 0.60%
Growth Fund                                                     Next $450,000            1.00%                 0.50%
                                                                Over $500,000            0.90%                 0.40%
The Pasadena Value 25 Fund                                      First $50,000            0.90%                 0.60%
                                                                Next $450,000            0.80%                 0.50%
                                                                Over $500,000            0.70%                 0.40%

Broker/dealers and other service providers, including the Manager and the Funds' distributor, Pasadena Fund Services, Inc. (the "Distributor"), receive service fees at an annualized 0.25% of each Fund's average daily net asset value for services to shareholders.

Pursuant to the distribution plans (the "Plans") adopted by the Funds, each Fund pays distribution fees to the Distributor at an annualized rate of 0.75% of its average daily net assets attributable to Class B and Class C shares. The fees reimburse the Distributor for distribution costs (principally payments to broker/dealers) incurred on behalf of the Funds with respect to Class B and Class C shares. Under the Plans, Class B and Class C shares are not obligated to pay any distribution costs in excess of the distribution fee paid or accrued even if the Plans are terminated or otherwise discontinued.

Roger Engemann & Associates, Inc., a wholly-owned subsidiary of Pasadena Capital Corporation (PCC), owns 93.5% of the Manager's capital stock. The Distributor is also a wholly-owned subsidiary of PCC. Roger Engemann, the controlling shareholder of PCC, is Chairman of the Board and President of the Trust.

                                                          (DOLLARS IN THOUSANDS)

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued):
During 1997 the Manager elected to waive the above fees as follows:

                                                            EXPENSE WAIVED            TIME PERIOD          AMOUNT
                                                         ---------------------  -----------------------  -----------
The Pasadena Growth Fund                                 Administration fees    January 1, 1997 - April   $      35
                                                                                14, 1997
The Pasadena Nifty Fifty Fund                            Administration fees    January 1, 1997 - April   $      82
                                                                                14, 1997
The Pasadena Balanced Return Fund                        Administration fees    January 1, 1997 - April   $      65
                                                                                14, 1997

3. INVESTMENT TRANSACTIONS: For the six months ended June 30, 1997, purchases and sales of securities, other than short-term securities, aggregated $168,790 and $233,391, respectively, for The Pasadena Growth Fund, $76,970 and $67,953 respectively, for The Pasadena Nifty Fifty Fund, $8,158 (which includes $889 in U.S. government obligations) and $10,907, respectively, for The Pasadena Balanced Return Fund, $37,590 and $26,531, respectively, for The Pasadena Small & Mid-Cap Growth Fund, $10,345 and $9,230, respectively, for The Pasadena Global Growth Fund and $23,173 and $4,684, respectively, for The Pasadena Value 25 Fund.

At June 30, 1997, the aggregate cost of securities for The Pasadena Growth Fund, The Pasadena Nifty Fifty Fund, The Pasadena Balanced Return Fund, The Pasadena Small & Mid-Cap Growth Fund, The Pasadena Global Growth Fund and The Pasadena Value 25 Fund was $268,539, $149,438, $39,455, $20,144, $9,933 and $18,601,
respectively. Net unrealized appreciation aggregated $218,715, $106,671, $23,926, $2,732, $1,119 and $1,653, respectively, of which $227,578, $108,272,
$24,650, $3,452, $1,305 and $1,686, respectively, related to appreciated securities and $8,863, $1,601, $724, $720, $186, and $133, respectively, related to depreciated securities.

At June 30, 1997, The Pasadena Value 25 Fund was "short against the box" 7,310 shares of Echlin Inc. The proceeds on deposit with the broker total $247. The value of the shares total $263.

                                  (IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS: The Funds' capital share transactions were as follows:

                                              Net Assets                        Shares
                                     -----------------------------   -----------------------------
                                      Six-Months                      Six-Months
                                      Ended June      Year Ended      Ended June      Year Ended
                                       30, 1997      December 31,      30, 1997      December 31,
The Pasadena Growth Fund              (unaudited)        1996         (unaudited)        1996
-----------------------------------
                                     -------------   -------------   -------------   -------------
CLASS A
Shares sold........................  $      5,130    $     19,445             230             914
Shares issued in reinvestment of
  distributions....................            --          27,035              --           1,236
Shares repurchased.................       (61,959)        (90,882)         (2,760)         (4,242)
                                     -------------   -------------   -------------   -------------
Net decrease.......................       (56,829)        (44,402)         (2,530)         (2,092)
                                     -------------   -------------   -------------   -------------
CLASS B
Shares sold........................         3,862          13,137             178             625
Shares issued in reinvestment of
  distributions....................            --           3,299              --             154
Shares repurchased.................        (3,602)         (6,393)           (164)           (300)
                                     -------------   -------------   -------------   -------------
Net increase.......................           260          10,043              14             479
                                     -------------   -------------   -------------   -------------
CLASS C
Shares sold........................         2,772           7,457             127             356
Shares issued in reinvestment of
  distributions....................            --           1,798              --              84
Shares repurchased.................        (2,504)         (5,173)           (115)           (247)
                                     -------------   -------------   -------------   -------------
Net increase.......................           268           4,082              12             193
                                     -------------   -------------   -------------   -------------
Net decrease resulting from capital
  share transactions...............  $    (56,301)   $    (30,277)         (2,504)         (1,420)
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

The Pasadena Nifty Fifty Fund
-----------------------------------
CLASS A
Shares sold........................  $     15,567    $     19,958             561             803
Shares issued in reinvestment of
  distributions....................            --           7,236              --             273
Shares repurchased.................       (16,751)        (27,395)           (601)         (1,101)
                                     -------------   -------------   -------------   -------------
Net decrease.......................        (1,184)           (201)            (40)            (25)
                                     -------------   -------------   -------------   -------------
CLASS B
Shares sold........................        11,402          16,788             419             680
Shares issued in reinvestment of
  distributions....................            --           2,450              --              95
Shares repurchased.................        (3,182)         (5,120)           (115)           (210)
                                     -------------   -------------   -------------   -------------
Net increase.......................         8,220          14,118             304             565
                                     -------------   -------------   -------------   -------------
CLASS C
Shares sold........................        10,253          12,251             376             493
Shares issued in reinvestment of
  distributions....................            --           1,358              --              52
Shares repurchased.................        (3,671)         (5,522)           (134)           (228)
                                     -------------   -------------   -------------   -------------
Net increase.......................         6,582           8,087             242             317
                                     -------------   -------------   -------------   -------------
Net increase resulting from capital
  share transactions...............  $     13,618    $     22,004             506             857
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

                                  (IN THOUSANDS)

                                              Net Assets                        Shares
                                     -----------------------------   -----------------------------
                                      Six-Months                      Six-Months
                                      Ended June      Year Ended      Ended June      Year Ended
                                       30, 1997      December 31,      30, 1997      December 31,
The Pasadena Balanced Return Fund     (unaudited)        1996         (unaudited)        1996
-----------------------------------
                                     -------------   -------------   -------------   -------------
CLASS A
Shares sold........................  $      1,011    $      1,671              35              61
Shares issued in reinvestment of
  distributions....................            --           2,918              --             104
Shares repurchased.................        (5,026)         (9,904)           (171)           (363)
                                     -------------   -------------   -------------   -------------
Net decrease.......................        (4,015)         (5,315)           (136)           (198)
                                     -------------   -------------   -------------   -------------
CLASS B
Shares sold........................         1,272           1,909              43              70
Shares issued in reinvestment of
  distributions....................            --             224              --               8
Shares repurchased.................          (496)           (562)            (17)            (20)
                                     -------------   -------------   -------------   -------------
Net increase.......................           776           1,571              26              58
                                     -------------   -------------   -------------   -------------
CLASS C
Shares sold........................           824           2,078              28              77
Shares issued in reinvestment of
  distributions....................            --             217              --               8
Shares repurchased.................          (608)         (1,227)            (20)            (46)
                                     -------------   -------------   -------------   -------------
Net increase.......................           216           1,068               8              39
                                     -------------   -------------   -------------   -------------
Net decrease resulting from capital
  share transactions...............  $     (3,023)   $     (2,676)           (102)           (101)
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

The Pasadena Small & Mid-Cap Growth Fund
--------------------------------------------------
CLASS A
Shares sold........................  $      8,912    $      7,102             477             391
Shares issued in reinvestment of
  distributions....................            --             405              --              24
Shares repurchased.................        (3,438)         (1,683)           (182)           (105)
                                     -------------   -------------   -------------   -------------
Net increase.......................         5,474           5,824             295             310
                                     -------------   -------------   -------------   -------------
CLASS B
Shares sold........................         4,179           1,491             223              82
Shares issued in reinvestment of
  distributions....................            --              12              --               1
Shares repurchased.................          (178)            (34)            (10)             (2)
                                     -------------   -------------   -------------   -------------
Net increase.......................         4,001           1,469             213              81
                                     -------------   -------------   -------------   -------------
CLASS C
Shares sold........................         2,928              75             160               4
Shares issued in reinvestment of
  distributions....................            --               1              --              --
Shares repurchased.................           (42)            (22)             (2)             (1)
                                     -------------   -------------   -------------   -------------
Net increase.......................         2,886              54             158               3
                                     -------------   -------------   -------------   -------------
Net increase resulting from capital
  share transactions...............  $     12,361    $      7,347             666             394
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

                                  (IN THOUSANDS)

                                              Net Assets                        Shares
                                     -----------------------------   -----------------------------
                                      Six-Months                      Six-Months
                                      Ended June      Year Ended      Ended June      Year Ended
                                       30, 1997      December 31,      30, 1997      December 31,
The Pasadena Global Growth Fund       (unaudited)        1996         (unaudited)        1996
-----------------------------------
                                     -------------   -------------   -------------   -------------
CLASS A
Shares sold........................  $      2,802    $      5,512             141             295
Shares issued in reinvestment of
  distributions....................            --             459              --              26
Shares repurchased.................        (3,936)         (2,005)           (195)           (105)
                                     -------------   -------------   -------------   -------------
Net increase (decrease)............        (1,134)          3,966             (54)            216
                                     -------------   -------------   -------------   -------------
CLASS B
Shares sold........................         1,296             842              66              46
Shares issued in reinvestment of
  distributions....................            --               6              --              --
Shares repurchased.................          (202)             --             (11)             --
                                     -------------   -------------   -------------   -------------
Net increase.......................         1,094             848              55              46
                                     -------------   -------------   -------------   -------------
CLASS C
Shares sold........................         1,477             103              74               6
Shares issued in reinvestment of
  distributions....................            --               1              --              --
Shares repurchased.................           (21)             --              (1)             --
                                     -------------   -------------   -------------   -------------
Net increase.......................         1,456             104              73               6
                                     -------------   -------------   -------------   -------------
Net increase resulting from capital
  share transactions...............  $      1,416    $      4,918              74             268
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

                                              Net Assets                        Shares
                                     -----------------------------   -----------------------------
                                                       Inception                       Inception
                                      Six-Months     (December 17,    Six-Months     (December 17,
                                      Ended June     1996) through    Ended June     1996) through
                                       30, 1997      December 31,      30, 1997      December 31,
The Pasadena Value 25 Fund            (unaudited)        1996         (unaudited)        1996
-----------------------------------
                                     -------------   -------------   -------------   -------------
CLASS A
Shares sold........................  $     13,645    $        486           1,302              48
Shares issued in reinvestment of
  distributions....................            35              --               3              --
Shares repurchased.................        (2,349)             --            (213)             --
                                     -------------   -------------   -------------   -------------
Net increase.......................        11,331             486           1,092              48
                                     -------------   -------------   -------------   -------------
CLASS B
Shares sold........................         5,348              --             491              --
Shares issued in reinvestment of
  distributions....................             4              --              --              --
Shares repurchased.................          (104)             --              (9)             --
                                     -------------   -------------   -------------   -------------
Net increase.......................         5,248              --             482              --
                                     -------------   -------------   -------------   -------------
CLASS C
Shares sold........................         1,826              --             163              --
Shares issued in reinvestment of
  distributions....................             1              --              --              --
Shares repurchased.................           (12)             --              (1)             --
                                     -------------   -------------   -------------   -------------
Net increase.......................         1,815              --             162              --
                                     -------------   -------------   -------------   -------------
Net increase resulting from capital
  share transactions...............  $     18,394    $        486           1,736              48
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

                                                                  (IN THOUSANDS)

5. DISTRIBUTIONS: Distributions to shareholders were as follows:

                                          The Pasadena                    The Pasadena                    The Pasadena
                                           Growth Fund                  Nifty Fifty Fund              Balanced Return Fund
                                  -----------------------------   -----------------------------   -----------------------------
                                   Six-Months                      Six-Months                      Six-Months
                                      Ended        Year Ended         Ended        Year Ended         Ended        Year Ended
                                  June 30, 1997   December 31,    June 30, 1997   December 31,    June 30, 1997   December 31,
                                   (unaudited)        1996         (unaudited)        1996         (unaudited)        1996
                                  -------------   -------------   -------------   -------------   -------------   -------------
Net investment income:
  Class A.......................  $         --    $         --    $         --    $         --    $         --    $        526
  Class B.......................            --              --              --              --              --              21
  Class C.......................            --              --              --              --              --              17
Capital gains:
  Class A.......................            --          30,458              --           8,069              --           2,670
  Class B.......................            --           3,565              --           2,685              --             238
  Class C.......................            --           1,972              --           1,450              --             215
                                  -------------   -------------   -------------   -------------   -------------   -------------
Total...........................  $         --    $     35,995    $         --    $     12,204    $         --    $      3,687
                                  -------------   -------------   -------------   -------------   -------------   -------------
                                  -------------   -------------   -------------   -------------   -------------   -------------

                                          The Pasadena                    The Pasadena                    The Pasadena
                                   Small & Mid-Cap Growth Fund         Global Growth Fund                 Value 25 Fund
                                  -----------------------------   -----------------------------   -----------------------------
                                                                                                                    Inception
                                   Six-Months                      Six-Months                      Six-Months     (December 17,
                                      Ended        Year Ended         Ended        Year Ended         Ended       1996) through
                                  June 30, 1997   December 31,    June 30, 1997   December 31,    June 30, 1997   December 31,
                                   (unaudited)        1996         (unaudited)        1996         (unaudited)        1996
                                  -------------   -------------   -------------   -------------   -------------   -------------
Net investment income:
  Class A.......................  $         --    $         25    $         --    $         12    $         44    $         --
  Class B.......................            --              --              --              --              13              --
  Class C.......................            --              --              --              --               5              --
Capital gains:
  Class A.......................            --             385              --             449              --              --
  Class B.......................            --              12              --               5              --              --
  Class C.......................            --               1              --               1              --              --
                                  -------------   -------------   -------------   -------------   -------------   -------------
Total...........................  $         --    $        423    $         --    $        467    $         62    $         --
                                  -------------   -------------   -------------   -------------   -------------   -------------
                                  -------------   -------------   -------------   -------------   -------------   -------------

6. PENDING ACQUISITION: On June 9, 1997, Pasadena Capital Corporation signed a definitive Agreement and Plan of Merger with Phoenix Duff & Phelps Corporation, a diversified financial services company. The acquisition is subject to the approval of new management agreements with Roger Engemann & Associates, Inc.